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State Street Research
High Income Fund

Semiannual Report
September 30, 1996

[GRAPHIC] MAN FISHING IN STREAM

What's Inside

Investment Update
About the Fund,
economy and markets

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings
and Financial Statements

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For Excellence
in
Shareholder Service

State Street Research High Income Fund

Investment Update

Investment Environment

The Economy

(bullet) After a stronger than expected second quarter in 1996, economic growth slowed somewhat in the third quarter.

(bullet) Indicators were mixed. Wages rose during the six-month period and unemployment remained low. Consumer prices and inflation were well-contained, however.

(bullet) The Federal Reserve met twice since April, leaving interest rates unchanged.

The Markets

(bullet) From April 1 to September 30, 1996, stocks and bonds brought in positive performance overall, peppered with short-term corrections.


(bullet) The stock market continued its rise, with the Dow Jones Industrial
         Average nearly reaching the 6000-point mark. The S&P 500 was up 7.71% for the six-month period ended September 30, 1996.1



(bullet) High-yield bonds performed positively, with the First Boston High
         Yield Index up 5.40% for the six months ended September 30, 1996.1 Other bond sectors offered less favorable performance, with the Lehman Brothers Aggregate Bond Index gaining only 2.43% for the same time period.(1)



The Fund


Over the Past Six Months



(bullet) Class A shares of the Fund provided a total return of +7.75% (not including sales charge) for the six months ended September 30, 1996.2 The average total return for 143 funds in Lipper Analytical Services' High Current Yield category was +6.74% for the same time period (does not reflect sales charge).


(bullet) Low inflation coupled with positive and consistent growth has created a favorable environment for lower-grade bonds over the last six months.

(bullet) The Fund's yield has remained relatively steady over the past six months, tracking slight movements in interest rates.


Current Strategy


(bullet) Our strategy continues to focus on single-B-rated bonds, which tend to benefit from a healthy economy. We believe this is an area of the market where we can add the most value through fundamental research.

(bullet) The economic picture is currently mixed, with unemployment low but personal bankruptcies at extremely high levels. We're positioning the Fund defensively while still trying to take advantage of the pockets of strength in the economy.


(1)The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The First Boston High Yield Index is a commonly used measure of high-yield bond performance. The Lehman Brothers Aggregate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take sales charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.



(2)+7.21% for Class B shares; +7.92% for Class C shares; +7.38% for Class D shares.



(3)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. In January 1994, the Fund changed its investment objective to include capital appreciation as a secondary consideration in selecting portfolio securities, to eliminate requirements that a percentage of the Fund be invested in certain rating categories, and to allow greater use of convertible and preferred securities. Previously, the Fund was required to invest at least 65% in securities rated BBB, BB, or B. Performance for a class includes periods prior to the adoption of class designations in 1993. "B" and "D" share performance prior to adoption of multiple class shares reflects annual 12b-1 fees of .25% and thereafter reflects annual 12b-1 fees of 1%, which will reduce subsequent performance.



(4)Performance reflects maximum 4.5% "A" share front-end sales charge, or 5% "B" share or 1% "D" share contingent deferred sales charges where applicable. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.



(5)Cumulative total returns are not annualized and do not reflect sales charges, which, if reflected, would reduce performance.

Please Note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in view-point, data and transactions, should not be relied upon as being current thereafter.

FUND INFORMATION (all data are for periods ended September 30, 1996)

SEC Average Annual Compound Rates of Return

(at maximum applicable sales charge)(3,4)

----------  ---------  --------- ----------
            10 Years   5 Years     1 Year
----------  ---------  --------- ----------
Class A       +9.82%    +12.63%     +9.08%
----------  ---------  --------- ----------
Class B      +10.02%    +12.79%     +8.44%
----------  ---------  --------- ----------
Class C      +10.38%    +13.78%    +14.58%
----------  ---------  --------- ----------
Class D      +10.03%    +13.06%    +12.42%
----------  ---------  --------- ----------

Cumulative Total Returns

(do not reflect sales charge)(3,5)

---------- -----------  --------- ----------
             10 Years   5 Years     1 Year
---------- -----------  --------- ----------
Class A      +167.41%    +89.87%    +14.22%
---------- -----------  --------- ----------
Class B      +159.91%    +84.55%    +13.44%
---------- -----------  --------- ----------
Class C      +168.66%    +90.76%    +14.58%
---------- -----------  --------- ----------
Class D      +160.21%    +84.76%    +13.42%
---------- -----------  --------- ----------

SEC Yield

---------- --------
Class A     7.26%
---------- --------
Class B      6.90%
---------- --------
Class C      7.91%
---------- --------
Class D      6.89%
---------- --------


SEC yield is based on the net investment income produced for the 30 days ended September 30, 1996. Yield does not necessarily reflect the income stream an investor can expect. A high yield can in part be indicative of the lower prices of certain high-risk bonds in the Fund's portfolio. Such lower prices could reflect the increased risk of the financial restructuring or default of the issuers of such bonds.


Asset Allocation
(by percentage of net assets)

[GRAPHIC]Pie Chart
Bonds*

B
65%

BB
4%

Cash
5%

Common
Stocks
4%

Preferred
stocks
5%

Convertibles
8%

CCC
and
below
9%


Quality ratings based on those provided by Standard & Poor's Corp. and/or equivalent ratings by Moody's Investors Service, Inc.
*13% of the above bonds were unrated and included among relevant rating categories as determined by the Fund's manager.

State Street Research High Income Fund

Investment Portfolio
September 30, 1996 (Unaudited)

------------------------------------- -------------- -------------  ---------------
                                         Principal      Maturity        Value
                                          Amount          Date         (Note 1)
------------------------------------- -------------- -------------  ---------------
BONDS 77.8%
Aerospace/Defense 4.8%
BE Aerospace Inc. Sr. Sub. Note,
  9.875%                                $ 6,300,000     2/01/2006    $  6,394,500
Greenwich Air Services Inc., 10.50%       2,000,000     6/01/2006       2,055,000
Haynes International Inc. Sr. Note,
  11.625%                                 8,250,000     9/01/2004       8,497,500
K & F Industries Inc., 11.875%            7,264,000    12/01/2003       7,845,120
Ladish Company, Inc. Sr. Sub. Sec.
  Note, 12.00%#++                         188,863    12/22/2000         200,433
Ladish Inc. Sr. Sub. Note, 12.00%++         921,850    12/22/2000         825,978
Talley Industries Inc. Disc. Deb.,
  0.00% to 10/14/98, 12.25% from
  10/15/98 to maturity                    9,097,000    10/15/2005       7,805,226
Talley Manufacturing & Technology
  Inc. Sr. Note, 10.75%                   6,350,000    10/15/2003       6,635,750
Wyman-Gordon Co. Sr. Note, 10.75%         3,390,000     3/15/2003       3,610,350
                                                                    ---------------
                                                                       43,869,857
                                                                    ---------------
Airlines 1.3%
CHC Helicopter Corp. Sr. Sub. Note,
  11.50%                                 11,700,000     7/15/2002      11,641,500
                                                                    ---------------
Automotive Parts 1.4%
Collins & Aikman Products Co. Sr.
  Sub. Note, 11.50%                       4,000,000     4/15/2006       4,210,000
Exide Corp., 10.75%                         750,000    12/15/2002         781,875
Exide Corp. Sr. Note, 10.00%              7,500,000     4/15/2005       7,687,500
Speedy Muffler King Inc. Sr. Note,
  10.875%                                   250,000    10/01/2006         257,500
                                                                    ---------------
                                                                       12,936,875
                                                                    ---------------
Business Service 1.3%
Packaging Resources Inc. Sr. Sec.
  Note, 11.625%                          11,250,000     5/01/2003      11,615,625
                                                                    ---------------
Cable Television 7.0%
American Telecasting Inc.
  Sr. Disc. Note, 0.00% to
  6/14/99, 12.50% from
  6/15/99 to maturity                     7,730,056     6/15/2004       5,758,892
American Telecasting Inc.
  Sr. Disc. Note, 0.00% to
  8/14/2000, 14.50% from
  8/15/2000 to maturity                   2,545,000     8/15/2005       1,641,525
Comcast Corp. Sr. Sub. Note, 9.125%       1,000,000    10/15/2006         995,000
------------------------------------- -------------- -------------  ---------------
                                         Principal      Maturity        Value
                                          Amount          Date         (Note 1)
------------------------------------- -------------- -------------  ---------------
Cable Television (cont'd)
Heartland Wireless Communications,
  Inc. Note, 13.00%                     $ 8,250,000     4/15/2003    $  8,827,500
Insight Communications Co. L.P. Sr.
  Sub. Disc. Note, 11.25%                 2,525,000     3/01/2000       2,588,125
Intermedia Capital Partners L.P. Sr.
  Disc. Note, 11.25%+                     1,500,000     8/01/2006       1,560,000
Marcus Cable Operating Co. L.P. Sr.
  Sub. Disc. Note, 0.00% to 7/31/99,
  13.50% from 8/1/99 to maturity          9,000,000     8/01/2004       7,020,000
Marcus Cable Co. L.P. Sr. Deb.,
  11.875%                                 4,500,000    10/01/2005       4,758,750
People's Choice TV Co., 0.00% to
  5/31/2000, 13.125% from 6/1/2000 to
  maturity+                               2,000,000     6/01/2004       1,235,000
Telewest Communications PLC Sr. Deb.,
  9.625%                                  4,750,000    10/01/2006       4,702,500
Wireless One Inc. Sr. Disc. Note,
  13.00%                                  9,950,000    10/15/2003      10,298,250
Wireless One Inc. Note, 0.00% to
  7/31/2001, 13.50% from 8/1/2001 to
  maturity                               27,250,000     8/01/2006      14,783,125
                                                                    ---------------
                                                                       64,168,667
                                                                    ---------------
Capital Goods/Equipment 1.9%
Chatwins Group Inc. Sr. Exch. Note,
  13.00%                                  6,250,000     5/01/2003       5,750,000
ICF International Inc. Sr. Sub. Note,
  13.00%                                  4,750,000    12/31/2003       4,607,500
ICF Kaiser International Inc. Units,
  13.00%                                  5,500,000    12/31/2003       5,403,750
Specialty Equipment Companies, Inc.
  Sr. Sub. Note, 11.375%                  1,250,000    12/01/2003       1,340,625
                                                                    ---------------
                                                                       17,101,875
                                                                    ---------------
Chemicals/Fertilizers 1.3%
NL Industries, Inc. Sr. Sec. Disc.
  Note, 0.00% to
  10/14/98, 13.00% from 10/15/98 to
  maturity                                4,000,000    10/15/2005       3,370,000
Pioneer Americas Acquisition Corp.
  First Mortgage Note, 13.375%            8,000,000     4/01/2005       8,800,000
                                                                    ---------------
                                                                       12,170,000
                                                                    ---------------
Conglomerate 1.1%
Alvey Systems Inc. Sr. Sub. Note,
  11.375%                                 5,750,000     1/31/2003       6,023,125


The accompanying notes are an integral part of the financial statements.

                                      2

State Street Research High Income Fund


------------------------------------- -------------- -------------  ---------------
                                         Principal      Maturity        Value
                                          Amount          Date         (Note 1)
------------------------------------- -------------- -------------  ---------------
Conglomerate (cont'd)
Axia Inc. Sr. Sub. Note, 11.00%         $   750,000     3/15/2001    $   765,000
Crown Packaging Enterprises, Inc.
  Units, 0.00% to 7/31/2003, 14.00%
  from 8/1/2003 to maturity+              9,000,000     8/01/2006      3,510,000
                                                                    ---------------
                                                                      10,298,125
                                                                    ---------------
Consumer Goods & Services 4.8%
Carrols Corp. Sr. Note, 11.50%            4,200,000     8/15/2003      4,368,000
E & S Holdings Corp. Sr. Sub. Note,
  10.375%+                                  750,000    10/01/2006        763,125
La Petite Holdings Corp. Sr. Sec.
  Notes, 9.625%                           8,000,000     8/01/2001      7,360,000
Norcal Waste Systems Inc. Sr. Note,
  12.75% to 11/14/96, 13.00% from
  11/15/96 to 5/14/97, 13.25% from
  5/15/97 to 11/14/97, 13.50% from
  11/15/97 to maturity+                   7,940,000    11/15/1996      8,614,900
Pagemart Inc. Sr. Disc. Exch. Note,
  0.00% to 10/31/98, 12.25% from
  11/1/98 to maturity                     7,400,000    11/01/2003      5,846,000
Pagemart Nationwide Inc. Sr. Disc.
  Note, 0.00% to 1/31/2000, 15.00%
  from 2/1/2000 to maturity              13,250,000     2/01/2005      9,043,125
Renaissance Cosmetics Inc. Sr. Note,
  13.75%                                  3,750,000     8/15/2001      4,012,500
Shop Vac Corp. Sr. Sec. Note,
  10.625%+                                1,500,000     9/01/2003      1,545,000
Town & Country Corp. Sr. Sec. Note,
  11.50%                                    750,000     9/15/1997        735,000
Town & Country Corp. Sr. Sub. Note,
  13.00%#                               2,061,000     5/31/1998      1,690,020
                                                                    ---------------
                                                                      43,977,670
                                                                    ---------------
Entertainment/Leisure 0.9%
Live Entertainment Inc. Sr. Sub.
  Note, 12.00%                            4,936,100     3/23/1999      4,615,254
Premier Parks Inc. Sr. Note, 12.00%       3,300,000     8/15/2003      3,531,000
                                                                    ---------------
                                                                       8,146,254
                                                                    ---------------
Food & Beverage 0.2%
Cafeteria Operators L.P. Sr. Sec.
  Note, 12.00%                            2,348,980    12/31/2001      2,161,062
                                                                    ---------------
------------------------------------- -------------- -------------  ---------------
                                         Principal      Maturity        Value
                                          Amount          Date         (Note 1)
------------------------------------- -------------- -------------  ---------------
Gaming & Lodging 1.6%
Argosy Gaming Co. First Mortgage
  Note, 13.25%+                         $ 2,000,000     6/01/2004    $ 1,990,000
Belle Casinos Inc. First Mortgage
  Note, 12.00%+~                            700,000    10/15/2000        255,500
Casino Magic Louisiana Corp. Sr. Sec.
  Note, 13.00%+                           4,500,000     8/15/2003      4,567,500
Goldriver Hotel & Casino Corp.
  Mortgage Note, 13.375%~                 8,924,000     8/31/1999      1,874,040
Mohegan Tribal Gaming Authority Sr.
  Sec. Notes, 13.50%                      3,000,000    11/15/2002      3,780,000
President Riverboat Casinos Inc. Sr.
  Exch. Note, 13.00%                      2,000,000     9/15/2001      1,720,000
Treasure Bay Gaming and Resorts, Inc.
  First Mortgage Units, 12.25%+~          1,000,000    11/15/2000        195,000
                                                                    ---------------
                                                                      14,382,040
                                                                    ---------------
Grocery 4.5%
Grand Union Co. Sr. Sub. Note, 12.00%    13,000,000     9/01/2004     13,130,000
Jitney-Jungle Stores of America, Inc.
  Sr. Note, 12.00%                        8,850,000     3/01/2006      9,403,125
Penn Traffic Co. Sr. Note, 8.625%         2,000,000    12/15/2003      1,640,000
Ralphs Grocery Co. Sr. Sub. Note,
  13.75%                                  2,500,000     6/15/2005      2,650,000
Ralphs Grocery Co. Sr. Note, 10.45%      12,000,000     6/15/2004     12,165,000
Safeway Inc. Lease Certificate,
  13.50%                                     90,123     1/15/2009        131,130
Star Market Inc. Sr. Sub. Note,
  13.00%                                  2,500,000    11/01/2004      2,631,250
Victory Markets Inc. Sub. Deb.,
  12.50%~                                   925,000     3/15/2000         74,000
                                                                    ---------------
                                                                      41,824,505
                                                                    ---------------
Health Care/Hospital Management 1.0%
Dade International Inc. Sr. Sub.
  Note, 11.125%+                          5,000,000     5/01/2006      5,350,000
Owens & Minor Inc. Sr. Sub. Note,
  10.875%                                 3,750,000     6/01/2006      3,918,750
                                                                    ---------------
                                                                       9,268,750
                                                                    ---------------
Industrial 2.2%
Anacomp Inc. Sr. Sub. Note, 13.00%       12,659,000     6/04/2002     12,595,705



The accompanying notes are an integral part of the financial statements.



                                      3

State Street Research High Income Fund


------------------------------------- -------------- -------------  ---------------
                                         Principal      Maturity        Value
                                          Amount          Date         (Note 1)
------------------------------------- -------------- -------------  ---------------
Industrial (cont'd)
Tokheim Corp. Sr. Sub. Note, 11.50%+    $ 7,250,000     8/01/2006    $ 7,612,500
                                                                    ---------------
                                                                      20,208,205
                                                                    ---------------
Media 9.9%
Affinity Group Inc. Sr. Sub. Deb.,
  11.50%                                  9,750,000    10/15/2003     10,042,500
Allbritton Communications Co. Sr.
  Sub. Deb., 9.75%                        5,000,000    11/30/2007      4,837,500
Benedek Broadcasting Corp. Sr. Note,
  11.875%                                 6,250,000     3/01/2005      6,828,125
Benedek Communications Co. Sr. Sub.
  Disc. Note, 0.00% to 5/14/2001,
  13.25% from 5/15/2001 to maturity+      9,250,000     5/15/2006      5,422,813
Granite Broadcasting Corp., 12.75%        5,119,000     9/01/2002      5,630,900
K-III Communications Corp. Sr. Note,
  8.50%                                   2,750,000     2/01/2006      2,557,500
Lamar Advertising Co. Sr. Sec. Notes,
  11.00%                                    750,000     5/15/2003        785,625
Muzak L.P. Sr. Note, 10.00%               3,000,000    10/01/2003      3,018,750
Newcity Communications Inc. Sr. Sub.
  Note, 11.375%                           1,000,000    11/01/2003      1,105,000
Park Communications Inc. Sr. Note,
  13.75%+                                 5,500,000     5/15/2004      7,315,000
Park Newspapers Inc. Sr. Note,
  11.875%#+                            16,750,000     5/15/2004     19,136,875
Spanish Broadcasting Systems Inc. Sr.
  Note, 7.50%                             4,500,000     6/15/2002      4,702,500
Telemundo Group Inc. Sr. Disc. Note,
  7.00% to 2/14/99, 10.50% from
  2/15/99 to maturity                    10,600,000     2/15/2006     10,070,000
Universal Outdoor Holdings Inc. Sr.
  Sec. Disc. Note, 0.00% to 6/30/99,
  14.00% from 7/1/99 to maturity         10,650,000     7/01/2004      9,265,500
                                                                    ---------------
                                                                      90,718,588
                                                                    ---------------
Metals/Mining/Steel 6.5%
Alpine Group Inc. Sr. Sec. Note,
  12.25%                                  2,500,000     7/15/2003      2,568,750
Bar Technologies Inc. Sr. Sec. Note,
  13.50%                                  2,625,000     4/01/2001      2,638,125
Bayou Steel Corp. First Mortgage
  Note, 10.25%                            6,250,000     3/01/2001      6,062,500
Crown Resources Corp. Cv. Sub. Deb.,
  5.75%                                     220,000     8/27/2001        182,600
------------------------------------- -------------- -------------  ---------------
                                         Principal      Maturity        Value
                                          Amount          Date         (Note 1)
------------------------------------- -------------- -------------  ---------------
Metals/Mining/Steel (cont'd)
Envirosource Inc. Note, 9.75%           $ 8,375,000     6/15/2003    $ 7,956,250
Euramax International PLC Sr. Sub.
  Note, 11.25%+                           1,750,000    10/01/2006      1,793,750
GS Technologies Operating Inc. Sr.
  Note, 12.00%                            5,250,000     9/01/2004      5,512,500
NS Group Inc. Units, 13.50%              17,250,000     7/15/2003     17,250,000
Renco Metals Inc. Sr. Note, 11.50%        3,500,000     7/01/2003      3,648,750
Sheffield Steel Corp. First Mortgage
  Note, 12.00%                           12,000,000    11/01/2001     11,040,000
UCAR Global Enterprise, Inc. Sr. Sub.
  Note, 12.00%                              935,000     1/15/2005      1,067,069
                                                                    ---------------
                                                                      59,720,294
                                                                    ---------------
Oil & Gas 5.0%
Clark U.S.A. Inc. Sr. Note, 10.875%       1,625,000    12/01/2005      1,653,438
Empire Gas Corp. Sr. Sec. Note, 7.00%
  to 7/14/99, 12.875% from 7/15/99 to
  maturity                                5,750,000     7/15/2004      5,016,875
Flores & Rucks, Inc., 9.75%               1,500,000    10/01/2006      1,520,625
Flores & Rucks, Inc., 13.50%              1,372,000    12/01/2004      1,612,100
Moran Energy Inc. Cv. Deb., 8.75%         2,420,000     1/15/2008      2,105,400
Presidio Oil Co. Sr. Sec. Note,
  11.50~                                  8,102,950     9/15/2000      8,001,663
Presidio Oil Co. Sr. Sub. Gas Indexed
  Note, 13.25%~                           6,000,000     7/15/2002      4,380,000
TransTexas Gas Corp. Sr. Sec. Note,
  11.50%                                 13,250,000     6/15/2002     14,078,125
United Meridian Corp. Sr. Sub. Note,
  10.375%                                 7,250,000    10/15/2005      7,703,125
                                                                    ---------------
                                                                      46,071,351
                                                                    ---------------
Oil Service 0.2%
Tuboscope Vetco International Inc.
  Sr. Sub. Note, 10.75%                   2,000,000     4/15/2003      2,125,000
                                                                    ---------------
Paper Products 1.3%
Crown Packaging Holdings Ltd. Sr.
  Sub. Disc. Note, 0.00% to
  10/31/2000, 12.25% from 11/1/2000
  to maturity                            16,500,000    11/01/2003      6,930,000
Crown Packaging Ltd. Sr. Sec. Note,
  10.75%                                  3,300,000    11/01/2000      3,069,000
Mail-Well Envelope Corp. Sr. Sub.
  Note, 10.50%                            2,250,000     2/15/2004      2,205,000
                                                                    ---------------
                                                                      12,204,000



The accompanying notes are an integral part of the financial statements.



                                      4

State Street Research High Income Fund


------------------------------------- -------------- -------------  ---------------
                                         Principal      Maturity        Value
                                          Amount          Date         (Note 1)
------------------------------------- -------------- -------------  ---------------
Plastics 1.0%
Plastic Specialties & Technology,
  Inc. Sr. Note, 11.25%                 $ 9,750,000    12/01/2003    $  9,579,375
                                                                    ---------------
Real Estate/Building 1.5%
J.M. Peters, Inc. Sr. Note, 12.75%        3,375,000     5/01/2002       3,172,500
Miles Homes Services Inc. Sr. Note,
  12.00%                                  4,250,000     4/01/2001       3,485,000
Overhead Door Corp. Note, 12.25%          7,000,000     2/01/2000       7,507,500
                                                                    ---------------
                                                                       14,165,000
                                                                    ---------------
Retail Trade 2.4%
Finlay Enterprises, Inc. Sr. Disc.
  Deb., 0.00% to 4/30/98, 12.00% from
  5/1/98 to maturity                     10,070,000     5/01/2005       8,257,400
Guitar Center Management Co., Inc.
  Sr. Note, 11.00%+                       2,250,000     7/01/2006       2,340,000
Mothers Work Inc. Sr. Note, 12.625%       2,000,000     8/01/2005       2,060,000
Phar-Mor, Inc. Note, 11.72%               8,733,000     9/11/2002       9,104,153
                                                                    ---------------
                                                                       21,761,553
                                                                    ---------------
Shipping/Transportation 0.1%
Eletson Holdings Inc. Mortgage Note,
  9.25%                                   1,000,000    11/15/2003         970,000
                                                                    ---------------
Technology/Communications 13.6%
Brooks Fiber Properties Inc., 0.00%
  to 2/28/2001, 10.875% from 3/1/2001
  to maturity                             4,250,000     3/01/2006       2,613,750
Celcaribe SA Sr. Sec. Note, 0.00% to
  3/14/98, 13.50% from 3/15/98 to
  maturity                                5,810,000     3/15/2004       4,822,300
Clearnet Communications Inc. Sr.
  Disc. Note, 0.00% to 12/14/2000,
  14.75% from 12/15/2000 to maturity     25,350,000    12/15/2005      14,956,500
Computervision Corp. Sr. Sub. Notes,
  11.375%                                 6,000,000     8/15/1999       6,285,000
Dial Callable Communications Inc. Sr.
  Disc. Note, 0.00% to 4/14/99,
  12.25% from 4/15/99 to maturity        10,750,000     4/15/2004       7,417,500
Echostar Communications Corp. Sr.
  Sec. Disc. Note, 0.00% to 5/31/99,
  12.875% from 6/1/99 to maturity         8,750,000     6/01/2004       6,868,750
------------------------------------- -------------- -------------  ---------------
                                         Principal      Maturity        Value
                                          Amount          Date         (Note 1)
------------------------------------- -------------- -------------  ---------------
Technology/Communications (cont'd)
Echostar Satellite Broadcast Corp.
  Sr. Sec. Disc. Note, 0.00% to
  3/14/2000, 13.125% from 3/15/2000
  to maturity                           $13,250,000     3/15/2004    $  9,043,125
GenRad Inc. Cv. Sub. Deb., 7.25%            608,000     5/01/2011         723,520
Geotek Communications Inc., 15.00%        7,250,000     7/15/2005       4,712,500
ICG Holdings Inc. Sr. Disc. Note,
  0.00% to 9/14/2000, 13.50% from
  9/15/2000 to maturity                  11,000,000     9/15/2005       7,370,000
Intercel Inc. Units, 0.00% to
  1/31/2001, 12.00% from 2/1/2001 to
  maturity                                   26,500     2/01/2006       1,616,500
Ionica PLC Units, 13.50%+                 9,500,000     8/15/2006       9,500,000
Nextel Communications Inc.
  Sr. Disc. Note, 0.00% to 2/14/99,
  9.75% from 2/15/99 to maturity         18,500,000     8/15/2004      11,932,500
Protection One Alarm Inc. Sr. Sub.
  Disc. Note, 0.00% to 6/29/98,
  13.375% from 6/30/98 to maturity        4,750,000     6/30/2005       4,227,500
Real Time Data Inc. Units, 0.00% to
  8/14/2001, 13.50% from 8/15/2001 to
  maturity+                               8,593,000     8/15/2006       4,640,220
RSL Communications Ltd., 12.25%+          3,500,000    11/15/2006       3,500,000
U.S.A. Mobile Communications Inc. Sr.
  Note, 9.50%                             7,120,000     2/01/2004       6,835,200
U.S.A. Mobile Communications Inc. Sr.
  Note, 14.00%                            5,500,000    11/01/2004       6,215,000
Viatel Inc. Sr. Disc. Note, 0.00% to
  1/14/2000, 15.00% from 1/15/2000 to
  maturity                                4,500,000     1/15/2005       2,767,500
Winstar Communications Inc. Sr. Disc.
  Note, 14.00%                           10,450,000    10/15/2005       5,747,500
Winstar Communications Inc. Sr. Sub.
  Cv. Note, 0.00% to 10/14/2000,
  14.00% from 10/15/2000 to maturity+     4,960,000    10/15/2005       3,124,800
                                                                    ---------------
                                                                      124,919,665
                                                                    ---------------
Textile & Apparel 0.5%
Interface Inc. Sr. Sub. Note, 9.50%       4,500,000    11/15/2005       4,466,250



The accompanying notes are an integral part of the financial statements.



                                      5

State Street Research High Income Fund


------------------------------------- -------------- -------------  ---------------
                                         Principal      Maturity        Value
                                          Amount          Date         (Note 1)
------------------------------------- -------------- -------------  ---------------
Utility-Electric 0.5%
Calpine Corp. Sr. Note, 9.25%           $2,000,000     2/01/2004     $  1,915,000
Calpine Corp. Sr. Note, 10.50%+          2,500,000     5/15/2006        2,543,750
                                                                    ---------------
                                                                        4,458,750
                                                                    ---------------
Total Bonds (Cost $702,742,824)                                       714,930,836
                                                                    ---------------



---------------------------------------------------    ------------  --------------
                                                          Shares
---------------------------------------------------    ------------  --------------
PREFERRED STOCKS 13.6%
Automotive 1.0%
Harvard Industries Inc. 14.25% Exch. Pfd.#                 423,791      9,323,401
                                                                     --------------
Bank 0.3%
Riverbank America Pfd.*                                    110,000      2,750,000
                                                                     --------------
Business Service 1.3%
La Petite Holdings Corp. Cum. Red. Exch. Pfd.*             361,000     11,913,000
                                                                     --------------
Chemical 2.1%
Atlantic Richfield Co.                                     825,800     19,406,300
                                                                     --------------
Electric 0.1%
Consolidated Hydro Inc. Cv. Pfd.*                            2,000        700,000
                                                                     --------------
Financial Service 0.6%
Gentra Inc. Series G Pfd.*                                 100,100      1,221,763
Gentra Inc. Series J Pfd.*                                 264,102      3,271,949
Gentra Inc. Series Q Pfd.*                                  70,300        632,241
Salomon Inc. Cv. Pfd.*                                      10,000        282,500
                                                                     --------------
                                                                        5,408,453
                                                                     --------------
Forest Product 0.7%
Equitable Bag Inc. Pfd.*                                   134,760      2,425,680
S.D. Warren Co. Series B Sr. Exch. Pfd.*#                  108,000      3,888,000
                                                                     --------------
                                                                        6,313,680
                                                                     --------------
Hotel & Restaurant 0.5%
Station Casinos Inc. Cv. Pfd.                               80,000      4,220,000
                                                                     --------------
Printing & Publishing 3.0%
Cablevision Systems Corp. Series B Pfd.#                    33,877      3,294,538
Hollinger International, Inc. Cv. Pfd.                     891,400      9,916,825
K-III Communications Corp. Series B Exch. Pfd.#             69,393      6,939,347
K-III Communications Corp. Series D Exch. Pfd.*             80,000      7,480,000
                                                                     --------------
                                                                       27,630,710
                                                                     --------------
Recreation 2.3%
Granite Broadcasting Corp. Cv. Pfd.#                       114,700      8,659,850
Live Entertainment Inc. Cv. Pfd.                           256,500      2,212,313
Santa Fe Gaming Corp. Cv. Pfd.*                            451,512        197,537
Tyco Toys Inc. Cv. Pfd.                                  1,560,000      9,750,000
                                                                     --------------
                                                                       20,819,700
                                                                     --------------

-----------------------------------------------        ------------  --------------
                                                                        Value
                                                          Share        (Note 1)
-----------------------------------------------        ------------  --------------
Retail Trade 1.2%
Supermarkets General Holdings Corp. Exch. Pfd.#           453,540    $ 11,565,270
                                                                     --------------
Textile & Apparel 0.0%
Town & Country Corp. Cv. Pfd.*#                           101,639         177,869
                                                                     --------------
Telephone 0.4%
ICG Holdings Inc. Pfd.*                                     3,500       3,815,000
                                                                     --------------
Truckers 0.1%
Silgan Holdings Inc.+*                                      1,000       1,065,000
                                                                     --------------
Total Preferred Stocks (Cost $112,050,671)                            125,108,383
                                                                     --------------
COMMON STOCKS & OTHER 3.2%
American Communications Services, Inc. Wts.*+               9,500         617,500
American Telecasting Inc. Wts. *                           41,130         164,520
Anacomp Inc. Com.*                                        642,284       5,298,843
Anacomp Inc. Rts.                                         231,222         202,319
Anacomp Inc. Wts.*                                         25,848          74,313
Axia Holdings Corp.*++                                      2,250          67,500
Bar Technologies Inc. Wts.*+                                4,250         233,750
Belle Casinos Inc. Wts.*+                                   1,400              14
Boomtown Inc. Wts.*+                                        7,250             181
Celcaribe SA Wts.+*                                       944,706       1,558,765
Central Rents Inc. Wts.*                                    5,250         315,000
Chatwins Group Inc. Wts.*+                                  7,000           7,000
CHC Helicopter Corp. Wts.*++                               46,000          23,000
Clearnet Communications Inc. Wts.*                         83,655         543,758
County Seat Holdings Inc. Wts.*++                           2,000             100
Crown Packaging Holdings Ltd. Wts.*+                       20,750           2,594
Dr Pepper Bottling Holdings Inc. Cl. A*                    50,000         387,500
Empire Gas Corp. Wts.*++                                    2,760           5,520
Equitable Bag Inc. Com.*                                1,347,600         606,420
Federated Department Stores, Inc. Wts.*                    46,435         603,655
Fitzgeralds South Inc. Wts.*++                              3,750          37,500
Food 4 Less Holdings Inc. Wts.*                            24,223       2,306,030
Goldriver Hotel & Casino Corp. Cl. B Com.*++               52,500           6,563
Goldriver Hotel & Casino Corp. Liquidation
  Trust Units*++                                        5,250,000          66,675
Heartland Wireless Communications, Inc. Wts.*++            37,500         262,500
ICF Kaiser International Inc. Wts.*                        22,800          11,400
Indspec Chemical Corp. Wts.*++                                506       1,325,169
Insight Capital Corp. Wts.*++                              25,000          62,500
Intelcom Group, Inc. Wts.*++                               21,450         332,475
Intermedia Communications Inc. Wts.*                        1,500          60,000
Jewel Recovery L.P. Units*++                               82,595             826
Ladish Co., Inc. Com.*                                    520,000         871,000
Little Switzerland Inc. Com.*                              94,263         406,509



The accompanying notes are an integral part of the financial statements.

State Street Research High Income Fund

Investment Portfolio (con't)

-----------------------------------------------  ------------  --------------
                                                                  Value
                                                    Share        (Note 1)
-----------------------------------------------  ------------  --------------
COMMON STOCKS & OTHER (cont'd)
LTX Corp. Com.*                                    145,000     $   734,063
Mail-Well Holdings, Inc. Com.*++                    14,205         152,704
Miles Homes Inc. Wts.*++                            51,000          12,750
Motels of America Inc. Com.*+                        5,500         330,000
Nextel Communications Inc. Wts.*                     1,250              38
Pagemart Inc. Wts.*+                                21,850         131,100
Pagemart Nationwide Inc. Com.*+                     18,375         179,156
Pegasus Media & Communications Inc. Cl. B
  Com.*+                                               375         121,875
Petro PSC Properties Inc. Wts. *                     2,000          80,000
Plastic Specialties & Technology, Inc. Com.*        45,300          45,300
Protection One Inc. Wts.*+                          10,400         109,200
Renaissance Cosmetics Inc. Units*+                   1,000       1,005,000
Renaissance Cosmetics Inc. Wts.*+                    2,000         100,000
Sabreliner Corp. Wts.*+                              1,750           1,750
SDW Holdings Corp. Wts.*                           108,000         324,000
Seven-Up/RC Bottling Company of Southern
  California Com.*                                 472,500       4,606,875
Sheffield Steel Corp. Wts.*                         38,750          58,125
Smiths Food & Drug Centers Inc. Cl. B Com.           9,788         259,382
Terex Corp. Rts.*++                                  6,300           1,575
Town & Country Corp. Cl. A Com.                    371,830         325,352
TransAmerican Refining Corp. Wts.*                  12,626          25,252
Universal Outdoor Holdings Inc. Wts.*++              9,700       2,425,000
Vestar/LPA Investment Corp. Com.*+                  14,250         171,000
Viatel Inc. Com.*+                                 162,450       1,299,600
Waxman Industries Inc. Wts.*+                      236,000         708,000
Wireless One Inc. Wts.*+                            16,500          82,500
                                                               --------------
Total Common Stocks & Other (Cost $30,919,215)                  29,750,996
                                                               --------------



---------------------------------  ------------- -------------  --------------
                                     Principal     Maturity
                                      Amount         Date
---------------------------------  ------------- -------------  --------------
SHORT-TERM OBLIGATIONS 5.4%
American Express Credit Corp.,
  5.22%                             $ 8,536,000   10/08/1996       8,536,000
Beneficial Corp., 5.42%              20,005,000   10/01/1996      20,005,000
Ford Motor Credit Co., 5.36%          1,136,000   10/02/1996       1,136,000
General Electric Capital Corp.,
  5.28%                              20,145,000   10/03/1996      20,145,000
                                                                --------------
Total Short-Term Obligations (Cost $49,822,000)                   49,822,000
                                                                --------------
Total Investments (Cost $895,534,710) - 100.0%                   919,612,215
Cash and Other Assets, Less Liabilities - (0.0)%                    (198,805)
                                                                --------------
Net Assets - 100.0%                                             $919,413,410
                                                                ==============

Federal Income Tax Information (Note 1):
At September 30, 1996, the net unrealized
  appreciation of investments based on cost for
  Federal income tax purposes of $895,730,221
  was as follows:
Aggregate gross unrealized appreciation for all
  investments in which there is an excess of
  value over tax cost                                           $ 63,817,883
Aggregate gross unrealized depreciation for all
  investments in which there is an excess of
  value over tax cost                                            (39,935,889)
                                                               ---------------
                                                                $ 23,881,994
                                                               ===============

------------------------------------------------------------------------------
*Nonincome-producing securities

#Payments of income may be made in cash or in the form of additional securities.

~Security is in default.


++Security valued under consistently applied procedures established by the Trustees. Security restricted as to public resale. At September 30, 1996, there were no outstanding unrestricted securities of the same class as those held. The total cost and market value of restricted securities owned at September 30, 1996 were $2,490,607 and $5,808,768 (0.63% of net assets), respectively.



+Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 1996 were $95,315,730 and $104,239,718 (11.34% of net assets), respectively.


                           ASSET COMPOSITION TABLE
                        September 30, 1996 (Unaudited)

              Ratings+++         Percentage of
                                  Net Assets*
           ------------------  -----------------
          BB                          3.6%
          B                          64.9
          CCC and below               9.3
          Equities                   16.8
          Other                       5.4
                               -----------------
          TOTAL                     100.0%
                               =================


+++As rated by Standard & Poor's Corp. and/or
   equivalent rating by Moody's Investors Service, Inc.
  *Unrated bonds were included among relevant rating categories as determined by the Fund's manager.



The accompanying notes are an integral part of the financial statements.

State Street Research High Income Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996 (Unaudited)

Assets
Investments, at value (Cost $895,534,710) (Note 1)            $919,612,215
Cash                                                                   641
Interest and dividends receivable                               15,745,992
Receivable for securities sold                                   6,630,752
Receivable for fund shares sold                                  2,308,650
Other assets                                                        48,598
                                                           ---------------
                                                               944,346,848
Liabilities
Payable for securities purchased                                20,610,698
Dividends payable                                                2,455,497
Accrued transfer agent and shareholder services (Note 2)           532,656
Accrued management fee (Note 2)                                    480,277
Accrued distribution and service fees (Note 4)                     330,554
Payable for fund shares redeemed                                   321,187
Accrued trustees' fees (Note 2)                                      8,690
Other accrued expenses                                             193,879
                                                           ---------------
                                                                24,933,438
                                                           ---------------
Net Assets                                                    $919,413,410
                                                           ===============
Net Assets consist of:
 Undistributed net investment income                          $  3,285,986
 Unrealized appreciation of investments                         24,077,505
 Accumulated net realized loss                                 (31,114,970)
 Shares of beneficial interest                                 923,164,889
                                                           ---------------
                                                              $919,413,410
                                                           ===============
Net Asset Value and redemption price per share of Class A
  shares ($669,149,472 / 109,024,150 shares of beneficial
  interest)                                                          $6.14
                                                           ===============
Maximum Offering Price per share of Class A shares ($6.14
  / .955)                                                            $6.43
                                                           ===============
Net Asset Value and offering price per share of Class B
  shares ($224,813,394 / 36,779,108 shares of beneficial
  interest)*                                                         $6.11
                                                           ===============
Net Asset Value, offering price and redemption price per
  share of Class C shares ($4,575,313 / 748,877 shares of
  beneficial interest)                                               $6.11
                                                           ===============
Net Asset Value and offering price per share of Class D
  shares ($20,875,231 / 3,411,291 shares of beneficial
  interest)*                                                         $6.12
                                                           ===============

--------------------------------------------------------------------------

* Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the six months ended September 30, 1996 (Unaudited)

Investment Income
Interest, net of foreign taxes of $40,015                     $42,746,690
Dividends                                                       2,668,300
                                                           --------------
                                                               45,414,990
Expenses
Management fee (Note 2)                                         2,830,152
Transfer agent and shareholder services (Note 2)                  636,503
Custodian fee                                                      99,817
Service fee--Class A (Note 4)                                     809,380
Distribution and service fees--Class B (Note 4)                 1,010,606
Distribution and service fees--Class D (Note 4)                    86,010
Reports to shareholders                                            66,350
Registration fees                                                  34,242
Audit fee                                                          25,339
Trustees' fees (Note 2)                                            14,690
Legal fees                                                            720
Miscellaneous                                                      24,450
                                                           --------------
                                                                5,638,259
                                                           --------------
Net investment income                                          39,776,731
                                                           --------------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments (Notes 1 and 3)               (3,416,603)
Net unrealized appreciation of investments                     28,391,370
Net gain on investments                                        24,974,767
                                                           --------------
Net increase in net assets resulting from operations          $64,751,498
                                                           ==============


The accompanying notes are an integral part of the financial statements.

State Street Research High Income Fund

STATEMENT OF CHANGES IN NET ASSETS

                                    Six months ended
                                   September 30, 1996    Year ended
                                       (Unaudited)     March 31, 1996
 ---------------------------------  ------------------ ---------------
Increase (Decrease) in Net Assets
Operations:
Net investment income                 $ 39,776,731      $ 69,201,345
Net realized loss on investments*       (3,416,603)      (16,029,655)
Net unrealized appreciation of
  investments                           28,391,370        43,116,209
                                    ------------------ ---------------
Net increase resulting from
  operations                            64,751,498        96,287,899
                                    ------------------ ---------------
Dividends from net investment
  income:
 Class A                               (28,188,993)      (60,859,257)
 Class B                                (8,071,466)      (13,275,143)
 Class C                                  (181,336)         (319,668)
 Class D                                  (684,135)       (1,000,485)
                                    ------------------ ---------------
                                       (37,125,930)      (75,454,553)
                                    ------------------ ---------------
Distribution from net realized
  gains:
 Class A                                       --           (804,838)
 Class B                                       --           (159,995)
 Class C                                       --             (3,577)
 Class D                                       --            (10,572)
                                    ------------------ ---------------
                                               --           (978,982)
                                    ------------------ ---------------
Net increase from fund share
  transactions (Note 5)                 40,477,179        85,881,692
                                    ------------------ ---------------
Total increase in net assets            68,102,747       105,736,056

Net Assets
Beginning of period                    851,310,663       745,574,607
                                    ------------------ ---------------
End of period (including
  undistributed net investment
  income of $3,285,986 and
  $635,185, respectively)             $919,413,410      $851,310,663
                                    ================== ===============
* Net realized loss for Federal
  income tax purposes
  (Note 1)                            $ (3,416,603)     $(27,502,856)
                                    ================== ===============

NOTES TO UNAUDITED FINANCIAL STATEMENTS
September 30, 1996


Note 1

State Street Research High Income Fund, (the "Fund"), is a series of State Street Research Income Trust (the "Trust"), which was organized as a Massachusetts business trust on December 23, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced operations in August, 1986. The Trust consists of two separate funds: State Street Research High Income Fund and State Street Research Managed Assets.


The investment objective of the Fund is to seek, primarily, high current income and, secondarily, capital appreciation, from investments in fixed income securities. In selecting investments for the Fund, the investment manager seeks to identify those fixed income securities which it believes will not involve undue risk. Certain of the Fund's investments, however, may be considered predominantly speculative.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation
Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities


The accompanying notes are an integral part of the financial statements.

State Street Research High Income Fund

maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain fixed income and preferred securities held by the Fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method. Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.

D. Dividends
Dividends are declared daily based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatment of accrued interest on defaulted bonds.

E. Federal Income Taxes
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At March 31, 1996, the Fund had a capital loss carryforward of $27,502,856 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on March 31, 2004.

F. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 1996, the fees pursuant to such agreement amounted to $2,830,152.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended September 30, 1996, the amount of such expenses was $141,003.

The fees of the Trustees not currently affiliated with the Adviser amounted to $14,690 during the six months ended September 30, 1996.

Note 3

For the six months ended September 30, 1996, purchases and sales of securities, exclusive of short-term investments, aggregated $491,304,217 and $469,236,072, respectively.

Note 4

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 1996, fees pursuant to such plan amounted to $809,380, $1,010,606, and $86,010 for Class A, Class B and Class D shares, respectively.


The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $143,923 and $855,937 respectively, on sales of Class A shares of the Fund during the six months ended September 30, 1996, and that MetLife Securities, Inc. earned commissions aggregating $655,841 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $252,394 and $2,412 on redemptions of Class B and Class D shares, respectively, during the same period.

State Street Research High Income Fund

Note 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.
At September 30, 1996, the Distributor owned 7,018 Class A shares of the Fund. Share transactions were as follows:

                                                  Six months ended
                                                 September 30, 1996                   Year ended
                                                     (Unaudited)                    March 31, 1996
                                          -------------------------------   --------------------------------
Class A                                        Shares          Amount          Shares           Amount
-------------------------------------------------------- ---------------   ---------------  ----------------
Shares sold                                   7,849,040     $ 47,045,391      18,288,203     $ 107,141,811
Issued upon reinvestment of:
 Dividends from net investment income         3,049,570       18,346,962       6,699,217        39,227,013
 Distribution from net realized gains                --               --         110,651           647,284
Shares repurchased                          (10,532,635)     (63,053,124)    (22,983,923)     (134,676,806)
                                          --------------- ---------------  ---------------  ----------------
Net increase                                    365,975     $  2,339,229       2,114,148     $  12,339,302
                                          =============== ===============  ===============  ================
Class B                                        Shares          Amount           Shares           Amount
-------------------------------------------------------- ---------------   ---------------  ----------------
Shares sold                                   7,459,670     $ 44,532,246      14,268,713     $  83,337,086
Issued upon reinvestment of:
 Dividends from net investment income           757,303        4,537,910       1,319,995         7,702,343
 Distribution from net realized gains                --               --          21,578           125,811
Shares repurchased                           (2,776,081)     (16,557,194)     (4,623,289)      (27,005,817)
Net increase                                  5,440,892     $ 32,512,962      10,986,997     $  64,159,423
                                          =============== ===============  ===============  ================
Class C                                        Shares          Amount           Shares           Amount
-------------------------------------------------------- ---------------   ---------------  ----------------
Shares sold                                     224,656     $  1,340,042         458,494     $   2,676,110
Issued upon reinvestment of:
 Dividends from net investment income            21,739          130,282          42,106           245,608
 Distribution from net realized gains                --               --             486             2,834
Shares repurchased                             (145,774)        (866,121)       (298,694)       (1,741,339)
                                          --------------- ---------------  ---------------  ----------------
Net increase                                    100,621     $    604,203         202,392     $   1,183,213
                                          =============== ===============  ===============  ================
Class D                                        Shares          Amount           Shares           Amount
-------------------------------------------------------- ---------------   ---------------  ----------------
Shares sold                                   1,039,969     $  6,217,595       1,922,890     $  11,234,354
Issued upon reinvestment of:
 Dividends from net investment income            64,911          389,917          76,557           447,554
 Distribution from net realized gains                --               --           1,314             7,661
Shares repurchased                             (265,722)      (1,586,727)       (596,429)       (3,489,815)
                                          --------------- ---------------  ---------------  ----------------
Net increase                                    839,158     $  5,020,785       1,404,332     $   8,199,754
                                          =============== ===============  ===============  ================

State Street Research High Income Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:
                                                              Class A
                               -----------------------------------------------------------------


                               Six months ended                Year ended March 31
                                 September 30,    -----------------------------------------------
                                     1996
                                 (Unaudited)*      1996*    1995*      1994     1993      1992
 ----------------------------- -----------------  -------- --------  --------  -------- --------
Net asset value, beginning of
  period                           $   5.95      $   5.80  $   6.43  $   6.32   $   5.95  $   5.21
Net investment income                  0.28          0.52      0.61      0.66       0.67      0.71
Net realized and unrealized
  gain (loss) on investments           0.17          0.20     (0.58)     0.22       0.37      0.72
Dividends from net investment
  income                              (0.26)        (0.56)    (0.60)    (0.62)     (0.67)    (0.69)
Distributions from net
  realized gains                         --         (0.01)    (0.06)    (0.15)       --       --
                                   ------------  --------  --------  --------  --------   --------
Net asset value, end of
  period                           $   6.14      $   5.95  $   5.80  $   6.43   $   6.32  $   5.95
                                   ============  ========  ========  ========   ========  ========
Total return                           7.75%+++     12.85%+    1.80%+   14.58%+    18.70%+   28.99%+
Net assets at end of period
  (000s)                           $669,150      $646,473  $618,462  $650,755   $496,352  $308,921
Ratio of operating expenses
  to average net assets                1.11%++       1.17%     1.23%     1.16%     1.15%     1.17%
Ratio of net investment
  income to average net assets         9.32%++       8.88%    10.19%    10.41%    11.25%    12.71%
Portfolio turnover rate               56.60%        56.47%    31.55%    24.36%    79.39%    72.62%
Average commission rate@           $  .0201            --        --        --       --        --


                                                  Class B
                               ----------------------------------------------


                               Six months ended         Year ended March 31
                                September 30,    ---------------------------------
                                     1996
                                 (Unaudited)*     1996*        1995*      1994**
 ----------------------------- ----------------- --------     --------   ---------
Net asset value, beginning of
  period                           $   5.93      $   5.79    $   6.42     $  6.34
Net investment income                  0.26          0.46        0.57        0.51
Net realized and unrealized
  gain (loss) on investments           0.16          0.21       (0.58)       0.15
Dividends from net investment
  income                             (0.24)         (0.52)      (0.56)      (0.48)
Distributions from net
  realized gains                       --           (0.01)      (0.06)      (0.10)
                                   --------      --------     --------    -------
Net asset value, end of
  period                           $   6.11      $   5.93    $   5.79     $  6.42
                                   ========      ========    ========     =======
Total return                           7.21%+++     12.06%+     0.89%+      10.76%++
Net assets at end of period
  (000s)                           $224,813      $185,735    $117,767     $67,337
Ratio of operating expenses
  to average net assets                1.86%++       1.92%       1.98%       1.93%++
Ratio of net investment
  income to average net assets         8.58%++       7.95%       9.65%      10.32%++
Portfolio turnover rate               56.60%        56.47%      31.55%      24.36%
Average commission rate@           $  .0201            --         --          --

                                                                        Class C
                                                   -------------------------------------------------

                                                                           Year ended March 31
                                                   Six months ended  -------------------------------
                                                  September 30, 1996
                                                     (Unaudited)*       1996*     1995*     1994**
-------------------------------------------------  ------------------ ---------  -------- -----------
Net asset value, beginning of period                    $ 5.92         $ 5.78    $ 6.42     $ 6.34
Net investment income                                     0.29           0.53      0.64       0.57
Net realized and unrealized gain (loss) on
  investments                                             0.17           0.20     (0.60)      0.14
Dividends from net investment income                     (0.27)         (0.58)    (0.62)     (0.53)
Distributions from net realized gains                       --          (0.01)    (0.06)     (0.10)
                                                        ------         ------    ------     ------
Net asset value, end of period                          $ 6.11         $ 5.92    $ 5.78     $ 6.42
                                                        ======         ======    ======     ======
Total return                                              7.92%+++      13.19%+    1.73%+    11.67%+++
Net assets at end of period (000s)                      $4,575         $3,840    $2,579     $  851
Ratio of operating expenses to average net assets         0.86%++        0.92%     0.98%      0.93%++
Ratio of net investment income to average net
  assets                                                  9.59%++        8.97%    10.85%     11.32%++
Portfolio turnover rate                                  56.60%         56.47%    31.55%     24.36%
Average commission rate@                                $.0201             --        --         --

                                                                        Class D
                                                   ----------------------------------------------------

                                                                             Year ended March 31
                                                    Six months ended    -------------------------------
                                                  SSeptember 30, 1996
                                                      (Unaudited)*      1996*       1995*      1994**
-------------------------------------------------  ------------------   --------- -------- -----------
Net asset value, beginning of period                    $  5.93        $  5.79      $ 6.42     $ 6.34
Net investment income                                      0.25           0.46        0.58       0.51
Net realized and unrealized gain (loss) on
  investments                                              0.18           0.21       (0.59)      0.15
Dividends from net investment income                      (0.24)         (0.52)      (0.56)     (0.48)
Distributions from net realized gains                        --          (0.01)      (0.06)     (0.10)
                                                        -------        -------      ------     ------
Net asset value, end of period                          $  6.12        $  5.93      $ 5.79     $ 6.42
                                                        =======        =======      ======     ======
Total return                                               7.38%+++      12.05%+      0.88%+    10.74%+++
Net assets at end of period (000s)                      $20,875        $15,262      $6,766     $2,661
Ratio of operating expenses to average net assets          1.86%++        1.92%       1.98%      1.93%++
Ratio of net investment income to average net
  assets                                                   8.60%++        7.91%       9.81%     10.32%++
Portfolio turnover rate                                   56.60%         56.47%      31.55%     24.36%
Average commission rate@                                $ .0201             --         --         --


  *Per-share figures have been calculated using the average shares method.

 **June 1, 1993 (commencement of share class designations) to March 31, 1994.

 ++Annualized

  +Total return figures do not reflect any front-end or contingent deferred sales charges.

+++Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges.

  @For fiscal years beginning on or after April 1, 1996, the Fund is required to disclose its average commission rate per share paid for security trades.

State Street Research High Income Fund

REPORT ON SPECIAL MEETING OF SHAREHOLDERS


A Special Meeting of Shareholders of the State Street Research High Income Fund ("Fund"), along with shareholders of other series of State Street Research Income Trust ("Meeting"), was convened on July 19, 1996. The results of the Meeting are set forth below.


                                                      Votes (millions of
                                                           shares)
                                                      ------------------
                                                       For    Withheld
                                                      ------ -----------
1. The following persons were elected as Trustees:
   Thomas L. Phillips                                 97.9       2.6
   Toby Rosenblatt                                    98.2       2.3
   Ralph F. Verni                                     98.0       2.5

                                                       Votes (millions of
                                                             shares)
                                                     ----------------------
Proposal                                              For  Against  Abstain
----------------------------------------------------  ---- ------- --------
2. The Fund's following investment policies were
   reclassified from fundamental to nonfundamental:
   a. The policy regarding investments in securities
      of companies with less than three (3) years'
      continuous operation                           67.9    3.7      5.9
   c. The policy regarding arbitrage and warrants    67.8    3.2      6.4
3. The Fund's fundamental policy regarding
   investments in commodities and commodity
   contracts was amended                             67.5    4.0      6.0
4. The Fund's fundamental policy on lending was
   amended to clarify the permissibility of
   securities lending                                67.2    3.9      6.3
5. The Fund's fundamental policies regarding
   diversification of investments were amended       68.8    2.7      5.9
6. The Fund's fundamental policy regarding industry
   concentration was amended                         68.4    3.0      6.1
7. The Fund's fundamental policy regarding
   participation in underwritings was amended        67.7    3.1      6.6
8. The Master Trust Agreement was amended to permit
   the Trustees to reorganize, merge or liquidate a
   fund without prior shareholder approval           83.0    9.8      7.6
9. The Master Trust Agreement was amended to
   eliminate specified time permitted between the
   record date and any shareholders meeting          86.2    6.3      8.0

State Street Research High Income Fund

FUND INFORMATION,OFFICERS AND TRUSTEES OF STATE STREET RESEARCH INCOME TRUST

Fund Information
State Street Research
High Income Fund
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Bartlett R. Geer
Vice President

John H. Kallis
Vice President

Michael R. Yogg
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Edward M. Lamont
Formerly in banking (Morgan
Guaranty Trust Company of
New York); presently engaged
in private investments and
civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company

Thomas L. Phillips
Retired; formerly Chairman of the
Board and Chief Executive
Officer, Raytheon Company

Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology


Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

State Street Research High Income Fund
One Financial Center
Boston, MA 02111

Bulk Rate
U.S. Postate
PAID
Brockton, MA
Permit No. 600

Questions? Comments?
Call us at 1-800-562-0032
or write us at:
 State Street Research
 Shareholders Services
 P.O. 8408
 Boston, MA 02266-8408

[LOGO]STATE STREET RESEARCH

This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or wre otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: 3505-961121(1297)SSR-LD

Cover Illustration by Dorothy Cullinan

HI-523E-1196

[State Street Research Logo]

State Street Research
Managed Assets

{Graphic of a person running up a rock to the stars]

Semiannual Report

September 30, 1996

What's Inside

Investment Update
About the Fund,
economy and markets

Fund Information
Facts and figures

Plus, Complete Portfolio Holdings and
Financial Statements

[Dalbar logo]

For Excellence
in Shareholder Service

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------
Investment Update
--------------------------------------------------------------------------------

Investment Environment

The Economy

(bullet) After a stronger than expected second quarter in 1996, economic growth slowed somewhat in the third quarter.


(bullet) Indicators were mixed. Wages rose during the six-month period and unemployment remained low. Consumer prices and inflation were well-contained, however.



(bullet) The Federal Reserve met twice since April, leaving interest rates unchanged.

The Markets


(bullet) From April 1 to September 30, 1996, stocks and bonds brought in positive performance overall, peppered with short-term corrections.


(bullet) The stock market continued its rise, with the Dow Jones Industrial
         Average nearly reaching the 6000-point mark. The S&P 500 was up 7.71% for the six-month period ended September 30, 1996.



(bullet) High-yield bonds performed positively, with the First Boston High
         Yield Index up 5.40% for the six months ended September 30, 1996.(1) Other bond sectors offered less favorable performance, with the Lehman Brothers Aggregate Bond Index gaining only 2.43% for the same time period.(1)



The Fund
Over the Past Six Months



(bullet) Class A shares of the Fund provided a total return of +7.99% (not including sales charge) for the six months ended September 30, 1996.(2) The average total return for 178 funds in Lipper Analytical Services' Flexible Portfolio category was +4.80% for the same time period (does not reflect sales charge).



(bullet) Our superior performance can be attributed to our heavier position in stocks, which have performed well over the past six months--especially our small-cap growth holdings. We shifted some assets into these stocks at the beginning of the time period when the economy was showing signs of growth. Bonds in the Fund were slightly underweighted but brought in positive returns--mainly due to the high-yield and international portions of the portfolio.



(bullet) We're overweighted in inflation-responsive stocks compared to past periods, primarily because we see increased opportunity in energy-related stocks.


Current Strategy


(bullet) 54% of the Fund's assets were invested in stocks, 24% in bonds, 13% in inflation-responsive investments and 9% in cash as of September 30, 1996 (see chart below). The allocation hasn't changed significantly since March.



(bullet) The equity portion of the portfolio is almost evenly distributed, with a slightly higher percentage of assets in large-cap and value stocks, and the rest in international and small-cap stocks.



(bullet) The bond portion of the portfolio is concentrated in high-quality bonds, with the remaining 8% in high-yield and 3% in international bonds.


         (1) The Standard & Poor's 500 Composite Index (S&P 500) includes 500 widely traded common stocks and is a commonly used measure of U.S. stock market performance. The First Boston High Yield Index is a commonly used measure of high-yield bond performance. The Lehman Brothers Aggregate Bond Index is a commonly used measure of bond market performance. The indices are unmanaged and do not take sales charges into consideration. Direct investment in the indices is not possible; results are for illustrative purposes only.

         (2) +7.64% for Class B shares; +8.12% for Class C shares; +7.53% for Class D shares.

         (3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Performance for a class includes periods prior to the adoption of class designations in 1993. "B" and "D" share performance prior to adoption of multiple class shares reflects annual 12b-1 fees of .25% and thereafter reflects annual 12b-1 fees of 1%, which will reduce subsequent performance.



         (4) Performance reflects maximum 4.5% "A" share front-end sales charge, or 5% "B" share or 1% "D" share contingent deferred sales charges where applicable. "C" shares, offered without a sales charge, are available only to certain employee benefit plans and large institutions.



         (5) Cumulative total returns are not annualized and do not reflect sales charges, which, if reflected, would reduce performance.


Please note that the discussion throughout this shareholder report is dated as indicated and, because of possible changes in viewpoint, data and transactions, should not be relied upon as being current thereafter.


Fund Information (all data are for periods ended September 30, 1996)


SEC Average Annual Compound Rates of Return
(at maximum applicable sales charge)(3),(4)

             Life of Fund
                (since
              12/29/88)      5 Years    1 Year
---------- ---------------  --------- ----------
Class A         +11.07%      +11.64%    +10.56%
---------- ---------------  --------- ----------
Class B         +11.37%      +11.85%     +9.89%
---------- ---------------  --------- ----------
Class C         +11.85%      +12.85%    +16.05%
---------- ---------------  --------- ----------
Class D         +11.37%      +12.10%    +13.86%
-------------------------------------------------

Cumulative Total Returns

(do not reflect sales charge)3,5

             Life of Fund
                (since
              12/29/88)      5 Years    1 Year
---------- ---------------  --------- ----------
Class A        +136.53%      +81.59%    +15.77%
---------- ---------------  --------- ----------
Class B        +130.61%      +77.04%    +14.89%
---------- ---------------  --------- ----------
Class C        +138.44%      +83.05%    +16.05%
---------- ---------------  --------- ----------
Class D        +130.63%      +77.05%    +14.86%
-------------------------------------------------

Asset Allocation
(by percentage of net assets)

[Pie Data]
Equities              54%
Inflation Responsive  13%
Bonds                 24%
Net Cash               9%

Top 5 Equity Industries
(by percentage of net assets)

[Bar Chart Data]
Oil                         8.5%
Chemical                    3.9%
Metal & Mining              3.8%
Oil Service                 3.8%
Hospital Supply             3.7%

Total: 23.7%

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
September 30, 1996 (Unaudited)


                                     Principal         Maturity        Value
                                       Amount            Date         (Note 1)
 -------------------------------  -------------------------------  ---------------
FIXED INCOME SECURITIES 23.9%
U.S. Treasury 5.0%
U.S. Treasury Bond, 12.00%          $ 1,825,000        8/15/2013    $  2,566,406
U.S. Treasury Bond, 8.125%            5,625,000        8/15/2021       6,311,419
U.S. Treasury Bond, 6.25%             2,075,000        8/15/2023       1,874,949
U.S. Treasury Note, 8.50%               575,000        5/15/1997         584,971
U.S. Treasury Note, 5.125%              975,000        6/30/1998         960,073
U.S. Treasury Note, 6.75%             2,825,000        5/31/1999       2,858,985
U.S. Treasury Note, 7.125%            1,925,000        9/30/1999       1,968,312
U.S. Treasury Note, 6.625%            1,225,000        7/31/2001       1,232,460
U.S. Treasury Note, 7.50%               250,000       11/15/2001         260,820
U.S. Treasury Note, 5.75%               750,000        8/15/2003         715,433
U.S. Treasury Note, 7.875%            4,750,000       11/15/2004       5,104,777
                                                                   ---------------
                                                                      24,438,605
                                                                   ---------------
U.S. Agency Mortgage 5.5%
Federal Home Loan Mortgage
  Corp., 7.50%                          121,404        4/01/2002         121,404
Federal Home Loan Mortgage
  Corp., 6.50%                          558,967        4/01/2009         545,692
Federal Home Loan Mortgage
  Corp., 6.50%                          807,439        5/01/2009         788,262
Federal Home Loan Mortgage
  Corp., 6.50%                          188,054        7/01/2009         183,588
Federal Home Loan Mortgage
  Corp., 8.50%                              375        7/01/2009             387
Federal Home Loan Mortgage
  Corp., 6.00%                        1,150,695        5/01/2011       1,091,722
Federal Home Loan Mortgage
  Corp., 7.00%                        1,615,878        6/01/2024       1,570,925
Federal Home Loan Mortgage
  Corp., 7.50%                        1,255,985        8/01/2024       1,248,336
Federal Home Loan Mortgage
  Corp., 8.00%                          162,429        8/01/2024         164,256
Federal Home Loan Mortgage
  Corp., 7.00%                          833,330       12/01/2024         810,147
Federal Home Loan Mortgage
  Corp., 8.00%                          655,741        6/01/2025         663,117
Federal Home Loan Mortgage
  Corp., 7.50%                          935,254       11/01/2025         927,220
Federal Home Loan Mortgage
  Corp., 7.50%                          515,883        4/01/2026         511,452
Federal Home Loan Mortgage
  Corp. Series 29-H PAC, 6.50%          425,000        3/25/2023         404,014
Federal National Mortgage
  Association, 9.50%                  2,019,298       10/01/2003       2,117,093
Federal National Mortgage
  Association, 8.00%                    274,291        4/01/2008         282,174
U.S. Agency Mortgage (cont'd)
Federal National Mortgage
  Association, 8.00%                $   354,537        6/01/2008    $    364,726
Federal National Mortgage
  Association, 8.50%                    319,694        2/01/2009         336,414
Federal National Mortgage
  Association, 9.00%                     70,582        5/01/2009          74,155
Federal National Mortgage
  Association, 7.50%                  2,187,063        6/01/2010       2,206,331
Federal National Mortgage
  Association, 9.50%                    495,305        7/25/2022         529,665
Federal National Mortgage
  Association REMIC, 6.50%            2,500,000       10/25/2018       2,383,575
Government National Mortgage
  Association, 8.00%                  1,068,174        5/15/2008       1,104,887
Government National Mortgage
  Association, 6.50%                    686,192        2/15/2009         669,462
Government National Mortgage
  Association, 6.50%                    244,911        6/15/2009         238,940
Government National Mortgage
  Association, 6.50%                  1,510,764        7/15/2009       1,473,931
Government National Mortgage
  Association, 9.00%                    443,647        6/15/2016         470,404
Government National Mortgage
  Association, 8.00%                    838,119        8/15/2022         849,903
Government National Mortgage
  Association, 8.00%                  1,235,199       12/15/2022       1,253,139
Government National Mortgage
  Association, 6.50%                  1,107,879        7/15/2024       1,043,833
Government National Mortgage
  Association, 7.00%                  1,265,510        1/15/2025       1,225,558
Government National Mortgage
  Association, 7.50%                  1,357,316       11/15/2025       1,340,350
                                                                   ---------------
                                                                      26,995,062
                                                                   ---------------
Foreign 0.2%
Hydro Quebec Deb. Series HS,
  9.40%                               1,025,000        2/01/2021       1,187,627
                                                                   ---------------
Foreign Government 3.2%
Commonwealth of Australia,          Australian Dollar
  7.50%                               6,800,000        7/15/2005       5,309,351
                                    Canadian Dollar
Government of Canada, 7.50%           3,575,000       12/01/2003       2,726,616
                                    French Franc
Government of France, 8.00%           1,925,000        4/25/2003       2,668,772
                                    Danish Krone
Kingdom of Denmark, 8.00%            14,200,000       11/15/2001       2,652,547
Kingdom of Denmark, 8.00%            11,575,000        3/15/2006       2,115,969
                                                                   ---------------
                                                                      15,473,255
                                                                   ---------------




The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------
Investment Portfolio (cont'd)
--------------------------------------------------------------------------------



                                         Principal      Maturity        Value
                                          Amount          Date         (Note 1)
------------------------------------- -------------- -------------  ---------------
Trust Certificates 0.3%
Cooperative Trust Certificates,
  10.11%                                $  900,000     12/15/2017     $  979,092
Cooperative Utility Trust
  Certificates, 10.70%                     350,000      9/15/2017        381,514
Cooperative Utility Trust
  Certificates, 10.125%                    225,000      3/15/2019        246,865
                                                                    ---------------
                                                                       1,607,471
                                                                    ---------------
Corporate 7.8%
Acme Boot Inc. Sr. Note, 11.50%            250,000     12/15/2000        105,000
Affinity Group Inc. Sr. Sub. Deb.,
  11.50%                                   250,000     10/15/2003        257,500
Allbritton Communications Co. Sr.
  Sub. Deb., 9.75%                         500,000     11/30/2007        483,750
Alvey Systems Inc. Sr. Sub. Note,
  11.375%                                  250,000      1/31/2003        261,875
American Telecasting Inc. Sr. Disc.
  Note, 0.00% to 6/14/99, 12.50%
  from 6/15/99 to maturity                 499,947      6/15/2004        372,461
Anacomp Inc. Sr. Sub. Note, 13.00%         250,000      6/04/2002        248,750
Axia Inc. Sr. Sub. Note, 11.00%            250,000      3/15/2001        255,000
Bar Technologies Inc. Sr. Sec. Note,
  13.50%                                   125,000      4/01/2001        125,625
Bayou Steel Corp. First Mortgage
  Note, 10.25%                             500,000      3/01/2001        485,000
BE Aerospace Inc. Sr. Sub. Note,
  9.875%                                   250,000      2/01/2006        253,750
Belle Casinos Inc. First Mortgage
  Note, 12.00%+(box)                       125,000     10/15/2000         45,625
Benedek Broadcasting Corp. Sr. Note,
  11.875%                                  250,000      3/01/2005        273,125
Benedek Communications Co. Sr. Sub.
  Disc. Note, 0.00% to 5/14/2001,
  13.25% from 5/15/2001 to maturity%+    1,000,000      5/15/2006        586,250
Calpine Corp. Sr. Note, 9.25%              500,000      2/01/2004        478,750
Carrols Corp. Sr. Note, 11.50%             250,000      8/15/2003        260,000
Casino Magic Louisiana Corp. Sr. Sec.
  Note, 13.00%+                            500,000      8/15/2003        507,500
Celcaribe SA Sr. Sec. Note, 0.00% to
  3/14/98, 13.50% from 3/15/98 to
  maturity                               1,830,000      3/15/2004      1,518,900
Corporate (cont'd)
Chatwins Group Inc. Sr. Exch. Note,
  13.00%                                $  250,000      5/01/2003     $  230,000
CHC Helicopter Corp. Sr. Sub. Note,
  11.50%                                   600,000      7/15/2002        597,000
Clark U.S.A. Inc. Sr. Note, 10.875%        125,000     12/01/2005        127,188
Clearnet Communications Inc. Sr.
  Disc. Note, 0.00% to 12/14/2000,
  14.75% from 12/15/2000 to maturity       800,000     12/15/2005        472,000
Columbia/HCA Healthcare Corp. Master
  Trust Note, 6.87%                        525,000      9/15/2003        521,104
Continental Cablevision Inc. Sr.
  Note, 8.30%                              400,000      5/15/2006        413,648
Crown Packaging Holdings Ltd. Sr.
  Sub. Disc. Note, 0.00% to
  10/31/2000, 12.25% from 11/1/2000
  to maturity                            1,250,000     11/01/2003        525,000
E & S Holdings Corp. Sr. Sub. Note,
  10.375%+                                 250,000     10/01/2006        254,375
Echostar Communications Corp. Sr.
  Sec. Disc. Note, 0.00% to 5/31/99,
  12.875% from 6/1/99 to maturity          375,000      6/01/2004        294,375
Echostar Satellite Broadcast Corp.
  Sr. Sec. Disc. Note, 0.00% to
  3/14/2000, 13.125%
  from 3/15/2000 to maturity               500,000      3/15/2004        341,250
Electronic Data Systems Corp. Note,
  6.85%                                    800,000      5/15/2000        803,400
Empire Gas Corp. Sr. Sec. Note, 7.00%      250,000      7/15/1999        218,125
Envirosource Inc. Note, 9.75%              500,000      6/15/2003        475,000
Euramax International PLC Sr. Sub.
  Note, 11.25%+                            500,000     10/01/2006        512,500
Exide Corp. Sr. Note, 10.00%               500,000      4/15/2005        512,500
Finlay Enterprises, Inc. Sr. Disc.
  Deb., 0.00% to 4/30/98, 12.00% from
  5/1/98 to maturity                       250,000      5/01/2005        205,000
Goldriver Hotel & Casino Corp.
  Mortgage Note, 13.375%(box)              317,000      8/31/1999         66,570
Grand Union Co. Sr. Sub. Note, 12.00%      500,000      9/01/2004        505,000
Guitar Center Management Company,
  Inc. Sr. Note, 11.00%+                   250,000      7/01/2006        260,000

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                         Principal      Maturity        Value
                                          Amount          Date         (Note 1)
------------------------------------- -------------- -------------  ---------------

Corporate (cont'd)
Haynes International Inc. Sr. Note,
  11.625%                               $  500,000      9/01/2004     $  515,000
Heartland Wireless Communications,
  Inc. Note, 13.00%                        250,000      4/15/2003        267,500
ICF International Inc. Sr. Sub. Note,
  13.00%                                   250,000     12/31/2003        242,500
ICF Kaiser International Inc. Units,
  13.00%                                   250,000     12/31/2003        245,625
ICG Holdings Inc. Sr. Disc. Note,
  0.00% to 9/14/2000, 13.50% from
  9/15/2000 to maturity                    500,000      9/15/2005        335,000
Intercel Inc. Units, 0.00% to
  1/31/2001, 12.00% from 2/1/2001 to
  maturity                                   3,000      2/01/2006        183,000
Interface Inc. Sr. Sub. Note, 9.50%        250,000     11/15/2005        248,125
J.M. Peters, Inc. Sr. Note, 12.75%         250,000      5/01/2002        235,000
Jitney Jungle Stores of America, Inc.
  Sr. Note, 12.00%                         250,000      3/01/2006        265,625
K & F Industries Inc. Sr. Sub. Deb.,
  10.375%+                                 200,000      9/01/2004        207,000
K-III Communications Corp. Sr. Note,
  8.50%                                    375,000      2/01/2006        348,750
Ladish Company, Inc. Sr. Sub. Sec.
  Note, 12.00%++                            18,887     12/22/2000         20,044
Mail-Well Envelope Corp. Sr. Sub.
  Note, 10.50%                             250,000      2/15/2004        245,000
Marcus Cable Operating Co. L.P. Sr.
  Sub. Disc. Note, 0.00% to 7/31/99,
  13.50% from 8/1/99 to maturity           750,000      8/01/2004        585,000
Merrill Lynch & Company, Inc. Equity
  Participation Securities, 0.00%        1,015,000      1/31/2000      1,034,031
Miles Homes Services Inc. Sr. Note,
  12.00%                                   250,000      4/01/2001        205,000
Muzak L.P. Sr. Note, 10.00%                250,000     10/01/2003        251,562
Nextel Communications Inc. Sr. Disc.
  Note, 0.00% to 2/14/99, 9.75% from
  2/15/99 to maturity                    1,250,000      8/15/2004        806,250
NL Industries Inc. Sr. Sec. Disc.
  Note, 0.00% to 10/14/98, 13.00%
  from 10/15/98 to maturity                500,000     10/15/2005        421,250
Corporate (cont'd)
Norcal Waste Systems Inc. Sr. Note,
  12.75% to 11/14/96, 13.00% from
  11/15/96 to 5/14/97, 13.25% from
  5/15/97 to 11/14/97, 13.50% from
  11/15/97 to maturity+                 $  500,000     11/15/1996     $  542,500
NS Group Inc. Units, 13.50%                900,000      7/15/2003        900,000
Oryx Energy Co. Note, 8.125%               500,000     10/15/2005        493,710
Overhead Door Corp. Note, 12.25%           500,000      2/01/2000        536,250
Owens & Minor Inc. Sr. Sub. Note,
  10.875%                                  250,000      6/01/2006        261,250
Packaging Resources Inc. Sr. Sec.
  Note, 11.625%                            500,000      5/01/2003        516,250
Pagemart Inc. Sr. Disc. Exch. Note,
  0.00% to 10/31/98, 12.25% from
  11/1/98 to maturity                      500,000     11/01/2003        395,000
Park Newspapers Inc. Sr. Note,
  11.875%+(diamond)                        750,000      5/15/2004        856,875
Phar-Mor, Inc. Note, 11.72%                750,000      9/11/2002        781,875
Pioneer Americas Acquisition Corp.
  First Mortgage Note, 13.375%             250,000      4/01/2005        275,000
Plastic Specialties & Technology,
  Inc. Sr. Note, 11.25%                    350,000     12/01/2003        343,875
Presidio Oil Co. Sr. Sec. Note,
  11.50%(box)                              500,000      9/15/2000        493,750
Presidio Oil Co. Sr. Sub. Gas Indexed
  Note, 13.25%(box)                        200,000      7/15/2002        146,000
Protection One Alarm Inc. Sr. Sub.
  Disc. Note, 0.00% to 6/29/98,
  13.375% from 6/30/98 to maturity         250,000      6/30/2005        222,500
Ralphs Grocery Co. Sr. Note, 10.45%        500,000      6/15/2004        506,875
Renaissance Cosmetics Inc. Sr. Note,
  13.75%                                   500,000      8/15/2001        535,000
Renco Metals Inc. Sr. Note, 11.50%         500,000      7/01/2003        521,250
Sam Houston Race Park Ltd. Sr. Sec.
  Note, 11.00%(box)                        132,932      9/01/2001         53,173
Sheffield Steel Corp. First Mortgage
  Note, 12.00%                             500,000     11/01/2001        460,000

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------
Investment Portfolio (cont'd)
--------------------------------------------------------------------------------



                                         Principal      Maturity        Value
                                          Amount          Date         (Note 1)
------------------------------------- -------------- -------------  ---------------
Corporate (cont'd)
Shop Vac Corp. Sr. Sec. Note,
  10.625%+                              $  250,000      9/01/2003    $    257,500
Speedy Muffler King Inc. Sr. Note,
  10.875%                                  250,000     10/01/2006         257,500
Talley Manufacturing & Technology
  Inc. Sr. Note, 10.75%                    250,000     10/15/2003         261,250
Tele-Communications Inc. Note, 8.25%     2,250,000      1/15/2003       2,266,875
Telemundo Group Inc. Sr. Disc. Note,
  7.00%                                    400,000      2/15/2006         380,000
Telewest Communications PLC Sr. Deb.,
  9.625%                                   250,000     10/01/2006         247,500
Tokheim Corp. Sr. Sub. Note, 11.50%+       250,000      8/01/2006         262,500
TransTexas Gas Corp. Sr. Sec. Note,
  11.50%                                   500,000      6/15/2002         531,250
Treasure Bay Gaming and Resorts, Inc.
  First Mortgage Units, 12.25%+(box)       250,000     11/15/2000          48,750
U.S.A. Mobile Communications Inc. Sr.
  Note, 9.50%                              150,000      2/01/2004         144,000
U.S.A. Mobile Communications Inc. Sr.
  Note, 14.00%                             250,000     11/01/2004         282,500
UCAR Global Enterprise, Inc. Sr. Sub.
  Note, 12.00%                             135,000      1/15/2005         154,069
United Meridian Corp. Sr. Sub. Note,
  10.375%                                  500,000     10/15/2005         531,250
Universal Outdoor Holdings Inc. Sr.
  Sec. Disc. Note, 0.00% to 6/30/99,
  14.00% from 7/1/99 to maturity           750,000      7/01/2004         652,500
Viacom Inc. Sr. Note, 7.75%              1,000,000      6/01/2005         966,020
Winstar Communications Inc. Sr. Disc.
  Note, 14.00%                             500,000     10/15/2005         275,000
Winstar Communications Inc. Sr. Sub.
  Cv. Note, 0.00% to 10/14/2000,
  14.00% from 10/15/2000 to maturity+      165,000     10/15/2005         103,950
Wireless One Inc. Sr. Disc. Note,
  13.00%                                   400,000     10/15/2003         414,000
Wireless One Inc. Note, 0.00% to
  7/31/2001, 13.50% from 8/1/2001 to
  maturity                               1,250,000      8/01/2006         678,125
Wyman-Gordon Co. Sr. Note, 10.75%          250,000      3/15/2003         266,250

                                                                       38,336,080
                                                                    ---------------

Finance/Mortgage 1.9%
A.S.F.S. Corp. Series 94-C2 SR A-1,
  8.00%                                 $  329,271      8/25/2010    $    334,107
Associates Corp. of North America
  Note, 6.375%                             675,000     10/15/2002         655,499
Beneficial Corp. Note, 9.125%              425,000      2/15/1998         440,258
Countrywide Mortgage Inc. Series
  1993-E Class A-1, 6.50%                  330,638      1/25/2024         329,915
Countrywide Mortgage Inc. Series
  1994-2 Class A-7, 6.50%                  650,000      4/25/2008         648,778
First Chicago Master Trust Series
  91-D, 8.40%                               87,500      6/15/1998          87,609
Fleet Mortgage Group Inc. Note, 7.06%    1,000,000      7/26/2002         990,650
Ford Credit Auto Loan Master Trust
  Series 95-1, 6.50%                     1,100,000      8/15/2002       1,086,250
GE Global Insurance Holding Corp.
  Note, 7.00%                              750,000      2/15/2026         699,967
General Motors Acceptance Corp.
  Master Trust Note, 7.85%                 675,000     11/17/1997         687,758
General Motors Acceptance Corp. Note,
  8.625%                                 1,000,000      6/15/1999       1,047,630
Prudential Home Mortgage Series 93-29
  A-6, 6.75%                             1,167,188      8/25/2008       1,167,188
Residential Funding Corp. Series
  1993-S25 A-1, 6.50%                      183,060      7/25/2008         182,258
Sears Credit Account Master Trust
  Series 1995-2A, 8.10%                    650,000      6/15/2004         676,000
                                                                    ---------------
                                                                        9,033,867
                                                                    ---------------
Total Fixed Income Securities (Cost $116,092,784)                     117,071,967
                                                                    ---------------

                                      Shares
-----------------------------------  ---------  --------------
Equity Securities 53.7%
Basic Industries 8.5%
Chemical 3.6%
Cambrex Corp.+++                      56,250      1,905,469
Daicel Chemical Industries, Inc.     260,000      1,374,552
General Chemical Group Inc.           28,300        562,463
Hoechst AG*                          117,750      4,293,876
IMC Global Inc.                       48,460      1,895,997
Monsanto Co.*                        105,000      3,832,500
Rohm & Haas Co.                       57,200      3,746,600
                                                --------------
                                                 17,611,457
                                                --------------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                        Value
                                                       Shares          (Note 1)
-------------------------------------------------- ---------------  ---------------
Diversified 0.5%
Axia Holding Corp.*++                                      750       $    22,500
Plastic Specialties & Technology, Inc.                   7,500             7,500
Tenma Corp.*                                           119,000         2,452,509
                                                                    ---------------
                                                                       2,482,509
                                                                    ---------------
Electrical Equipment 0.6%
Philips Electronics NV                                  87,000         3,139,254
Protection One Inc. Wts.*+                                 800             8,400
                                                                    ---------------
                                                                       3,147,654
                                                                    ---------------
Forest Product 0.4%
Aracruz Celulose SA ADR                                 94,000           822,500
Crown Packaging Holdings Ltd. Wts.*+                     3,750               469
Equitable Bag Inc.                                      47,600            21,420
Equitable Bag Inc. Pfd.                                  4,760            85,680
Mail-Well Holdings, Inc.*++                             14,205           152,703
S.D. Warren Co. Series B Sr. Exch. Pfd.(diamond)        18,000           648,000
SDW Holdings Corp. Wts.*                                18,000            54,000
                                                                    ---------------
                                                                       1,784,772
                                                                    ---------------
Machinery 1.5%
Case Corp.                                              59,600         2,905,500
Chatwins Group Inc. Wts.*+                                 500               500
Kajima Corp.*                                          126,000         1,162,903
Sundstrand Corp.                                        60,200         2,347,800
Terex Corp. Rts.*++                                        750               188
US Filter Corp.*                                        29,500         1,006,687
                                                                    ---------------
                                                                       7,423,578
                                                                    ---------------
Metal & Mining 1.9%
Alumax Inc.*                                            62,200         2,083,700
Aluminum Company of America+++                          50,800         2,997,200
Bar Technologies Inc. Wts.*+                               250            13,750
Bohler Uddeholm AG*                                     12,000           958,570
Carbide/Graphite Group Inc.*                            16,700           306,863
RTZ Corp.*                                              51,952           795,665
SGL Carbon AG*                                          10,700         1,247,364
Sheffield Steel Corp. Wts.*                              1,250             1,875
Wyman-Gordon Co.*                                       30,900           706,837
                                                                    ---------------
                                                                       9,111,824
                                                                    ---------------
Total Basic Industries                                                41,561,794
                                                                    ---------------
Consumer Cyclical 8.5%
Airline 0.3%
Atlas Air Inc.*                                         33,100         1,415,025
CHC Helicopter Corp. Wts.*++                             2,000             1,000
                                                                    ---------------
                                                                       1,416,025
                                                                    ---------------
Automotive 1.7%
Exide Corp.                                             90,500       $ 2,341,688
Ford Motor Co.                                          52,900         1,653,125
Harvard Industries Inc. 14.25% Exch. Pfd.(diamond)      11,534           253,738
Honda Motor Co.                                         73,000         1,831,541
Lear Corp.                                              12,200           402,600
Suzuki Motor Corp.                                     160,000         1,949,821
                                                                    ---------------
                                                                       8,432,513
                                                                    ---------------
Building 0.5%
Lafarge Corp.                                          116,600         2,171,675
Miles Homes Inc. Wts.*++                                 3,000               750
Waxman Industries Inc. Wts.*+                           29,500            88,500
                                                                    ---------------
                                                                       2,260,925
                                                                    ---------------
Hotel & Restaurant 1.1%
Harrahs Entertainment Inc.*                             82,400         1,534,700
Mirage Resorts Inc.*                                   121,900         3,123,688
Motels of America Inc.*+                                   500            30,000
Primadonna Resorts Inc.*                                30,800           562,100
Station Casinos Inc.*                                   31,600           379,200
                                                                    ---------------
                                                                       5,629,688
                                                                    ---------------
Recreation 1.2%
America Group Inc.                                      80,300         1,809,350
American Radio Systems Corp. Cl. A*                     16,900           629,525
American Telecasting Inc. Wts.*                          1,250             5,000
Anchor Gaming*                                          10,900           678,525
Boomtown Inc. Wts.*+                                       500                13
Cox Radio Inc. Cl. A*                                    1,900            41,800
Fitzgeralds South Inc. Wts.*++                           1,250            12,500
Goldriver Hotel & Casino Corp. Cl. B*++                 20,000             2,500
Goldriver Hotel & Casino Corp. Liquidation Trust
  Units++*                                             500,000             6,350
Heartland Wireless Communications, Inc. Wts.*++          1,500            10,500
Sharp Equity Inc.                                           37               185
Silver King Communications Inc.*                        17,100           401,850
Walt Disney Co.                                         40,000         2,535,000
Wireless One Inc. Wts.*+                                   750             3,750
                                                                    ---------------
                                                                       6,136,848
                                                                    ---------------
Retail Trade 3.6%
Central Rents Inc. Wts.*                                   250            15,000
CUC International Inc.                                  14,455           576,393
Food 4 Less Holdings Inc. Wts.*                            584            55,597
Global DirectMail Corp.*                                25,600         1,222,400
Gucci Group NV*                                         35,300         2,559,250
Gymboree Corp.*                                          7,900           239,963
Home Depot Inc.                                         79,700         4,532,938
Intimate Brands Inc. Cl. A*                            105,900         1,932,675

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------
Investment Portfolio (cont'd)
--------------------------------------------------------------------------------

                                                                        Value
                                                       Shares          (Note 1)
-------------------------------------------------- ---------------  ---------------
Retail Trade (cont'd)
Kroger Co.                                              51,100       $ 2,286,725
Loehmann's, Inc.*                                       13,200           353,925
Sears Roebuck & Co.                                     56,100         2,510,475
Supermarkets General Holdings Corp. Exch. Pfd.          18,200           464,100
Viking Office Products Inc.*                            24,700           741,000
                                                                    ---------------
                                                                      17,490,441
                                                                    ---------------
Textile & Apparel 0.1%
Acme Boot Co.+                                             250               250
Authentic Fitness Corp.                                 22,100           270,725
                                                                    ---------------
                                                                         270,975
                                                                    ---------------
Total Consumer Cyclical                                               41,637,415
                                                                    ---------------
Consumer Staple 11.1%
Business Service 1.4%
ADT Ltd.*                                              102,200         1,954,575
Anacomp Inc.                                            14,306           118,025
Anacomp Inc. Rts.                                        5,150             4,506
Anacomp Inc. Wts.*                                       4,941            14,205
ATC Communications Group Inc.                           32,800           574,000
Carriage Services Inc. Cl. A                            25,500           490,875
HA-LO Industries, Inc.*                                 34,850         1,010,650
ICF Kaiser International Inc. Wts.*                      1,200               600
La Petite Holdings Corp.                                22,000           726,000
PageMart Inc. Wts.*+                                     2,300            13,800
Personnel Group of America Inc.*                        31,500           819,000
Right Management Consultants Inc.                        7,400           179,450
Technology Solutions Co.*                               18,750           653,906
Universal Outdoor Holdings Inc. Wts.*++                  1,000           250,000
Vestar/LPA Investment Corp.*+                            1,375            16,500
                                                                    ---------------
                                                                       6,826,092
                                                                    ---------------
Drug 2.3%
Biovail Corp. International*                            27,000           965,250
CytoTherapeutics, Inc.*                                 21,700           184,450
Pfizer Inc.                                             30,300         2,397,487
Roussel-Uclaf*                                          13,700         3,302,004
Sandoz AG*                                               2,700         3,239,484
Yamanouchi Pharmaceutical Co.                           60,000         1,268,817
                                                                    ---------------
                                                                      11,357,492
                                                                    ---------------
Food & Beverage 1.8%
Coca-Cola Enterprises Inc.                              91,200         4,126,800
Dr. Pepper Bottling Holdings Inc. Cl. A*                56,000           434,000
LVMH Moet Hennessy Louis Vuitton*                        4,400           954,874
Seven-Up/RC Bottling Company of Southern
  California                                            26,250           255,938
Whitman Corp.                                          131,900         3,050,187
                                                                    ---------------
                                                                       8,821,799
                                                                    ---------------
Hospital Supply 3.7%
Allegiance Corp.                                         8,220       $   145,905
American Medical Response, Inc.*                        16,900           608,400
Baxter International Inc.                               91,100         4,258,925
Columbia/HCA Healthcare Corp.*                          42,900         2,439,937
Genesis Health Ventures Inc.                            18,200           511,875
Healthdyne Technologies Inc.*                           76,600           641,525
Imagyn Medical Inc.                                     71,400           767,550
Karrington Health Inc.                                  35,000           455,000
Lincare Holdings Inc.*                                  15,400           616,000
Mariner Health Group Inc.                               45,600           701,100
Physio-Control International Corp.                      13,200           333,300
Respironics Inc.*                                       21,100           511,675
Roche Holdings AG                                          475         3,494,762
Rural/Metro Corp.*                                      18,500           675,250
Shimadzu Corp.                                         295,000         1,826,568
Ultra-Fem Inc.*                                         17,100           395,438
                                                                    ---------------
                                                                      18,383,210
                                                                    ---------------
Personal Care 0.6%
Avon Products Inc.                                      48,500         2,406,812
U.S.A. Detergents Inc.*                                 11,650           463,088
                                                                    ---------------
                                                                       2,869,900
                                                                    ---------------
Printing & Publishing 1.0%
General Media Inc. Wts.*++                                 250               250
Heritage Media Corp. Cl. A*                             24,200           456,775
Hollinger International Inc. Cl. A*                    252,400         2,839,500
K-III Communications Corp. Series B Exch. Pfd.(diamond)  5,122           512,153
K-III Communications Corp. Series D Exch. Pfd.           2,500           233,750
Providence Journal Co. Cl. A                            24,100           707,938
Sullivan Holdings Inc.*                                    149            53,467
                                                                    ---------------
                                                                       4,803,833
                                                                    ---------------
Tobacco 0.3%
Philip Morris Companies, Inc.                            8,500           762,875
Schweitzer-Mauduit International Inc.                   22,400           750,400
                                                                    ---------------
                                                                       1,513,275
                                                                    ---------------
Total Consumer Staple                                                 54,575,601
                                                                    ---------------
Energy 3.4%
Oil 2.5%
Imperial Oil Ltd.                                       25,700         1,092,250
Mercantile Petroleum International, Inc.                95,500           250,210
Oryx Energy Co.+++                                     159,800         2,836,450
Repsol SA                                               48,000         1,576,588
Royal Dutch Petroleum Co.                               17,000         2,654,125
Tosco Corp.                                             55,900         3,067,512
Total SA*                                               12,909         1,015,876
                                                                    ---------------
                                                                      12,493,011
                                                                    ---------------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                        Value
                                                       Shares          (Note 1)
-------------------------------------------------- ---------------  ---------------
Oil Service 0.9%
Coflexip                                                31,763       $  1,358,944
Schlumberger Ltd.                                       34,900          2,949,050
                                                                    ---------------
                                                                        4,307,994
                                                                    ---------------
Total Energy                                                           16,801,005
                                                                    ---------------
Finance 7.9%
Bank 3.3%
Bank of New York Inc.                                  100,600          2,955,125
BankAmerica Corp.                                       43,000          3,531,375
Citicorp                                                35,000          3,171,875
Fleet Financial Group Inc.                              65,900          2,932,550
Riverbank America Pfd.                                  20,000            500,000
Sparbanken Sverige AB*                                 203,700          2,950,971
                                                                    ---------------
                                                                       16,041,896
                                                                    ---------------
Financial Service 1.2%
Alex Brown Inc.                                          6,800            393,550
CMAC Investment Corp.                                    9,000            571,500
Federal Home Loan Mortgage Corp.                        24,200          2,368,575
Federal National Mortgage Association                   75,000          2,615,625
                                                                    ---------------
                                                                        5,949,250
                                                                    ---------------
Insurance 3.4%
ACE Ltd.*                                               88,900          4,700,587
Ambac Inc.                                              23,800          1,326,850
Delphi Financial Group Inc.*                            10,080            282,240
Mid Ocean Ltd.*                                         57,200          2,438,150
Mutual Risk Management Ltd.                             23,400            678,600
NAC Re Corp.                                            21,600            777,600
National Re Corp.                                       14,300            756,113
Travelers/Aetna Property Casualty Corp. Cl. A*          76,700          2,109,250
Travelers Group Inc.                                    70,950          3,485,419
                                                                    ---------------
                                                                       16,554,809
                                                                    ---------------
Total Finance                                                          38,545,955
                                                                    ---------------
Science & Technology 11.1%
Aerospace 1.9%
Boeing Co.                                              21,400          2,022,300
Bombardier, Inc. Cl. B*                                 85,200          1,213,479
General Dynamics Corp.                                  34,800          2,396,850
Ladish Company, Inc.                                    52,000             87,100
Rockwell International Corp.                            39,200          2,209,900
Rolls Royce PLC                                        400,000          1,499,452
                                                                    ---------------
                                                                        9,429,081
                                                                    ---------------
Computer Software & Service 3.7%
Applied Graphics Technologies, Inc.                     17,100       $    254,363
Cisco Systems Inc.*                                     70,500          4,375,406
Datastream Systems Inc.*                                 7,800            235,950
Desktop Data Inc.*                                      11,300            327,700
Electronic Data Systems Corp.                           53,800          3,301,975
Integrated Measurement Systems Inc.                     11,200            184,800
Manugistics Group Inc.                                   5,900            237,475
National Processing Inc.                                40,000            780,000
Optical Data Systems Inc.*                              24,800            421,600
Oracle Systems Corp.                                    71,700          3,051,731
Planning Sciences International PLC ADR                  8,700            128,325
Systemsoft Corp.*                                       12,900            441,825
Ultratech Stepper Inc.*                                 26,100            492,638
Vantive Corp.                                            1,000             64,750
Videoserver Inc.*                                       15,100            524,725
Wang Laboratories Inc.                                  39,100            762,450
Western Digital Corp.*                                  62,300          2,499,787
                                                                    ---------------
                                                                       18,085,500
                                                                    ---------------
Electronic Components 1.6%
ABB AG                                                     775            947,140
Amp Inc.*                                               59,400          2,301,750
Augat Inc.                                              27,300            580,125
Encad Inc.*                                              9,300            389,438
Rohm Co.                                                32,000          2,015,771
VLSI Technology Inc.*                                   28,800            468,000
Xicor Inc.                                              21,800            253,425
Zebra Technologies Corp. Cl. A                          29,900            766,187
                                                                    ---------------
                                                                        7,721,836
                                                                    ---------------
Electronic Equipment 3.3%
Advanced Fibre Communications, Inc.*                       400             10,000
Berg Electronics Corp.*                                 27,900            760,275
L.M. Ericsson Telephone Co. ADR*                       128,480          3,260,180
L.M. Ericsson Telephone Co. Cl. B*                      96,800          2,439,464
Nokia Corp.*                                            23,300          1,039,305
Perkin-Elmer Corp.                                      60,000          3,472,500
Toolex Alpha NV                                        125,900          2,866,877
United News & Media PLC                                200,000          2,156,832
                                                                    ---------------
                                                                       16,005,433
                                                                    ---------------
Office Equipment 0.6%
Compaq Computer Corp.                                   38,400          2,462,400
Filenet Corp.*                                          29,600            754,800
                                                                    ---------------
                                                                        3,217,200
                                                                    ---------------
Total Science & Technology                                             54,459,050
                                                                    ---------------

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------
Investment Portfolio (cont'd)
--------------------------------------------------------------------------------

                                                                        Value
                                                       Shares          (Note 1)
-------------------------------------------------- ---------------  ---------------
Utility 3.2%
Electric 0.7%
Allegheny Power Systems Inc.                             61,300      $  1,777,700
American Electric Power Inc.                             35,800         1,454,375
                                                                    ---------------
                                                                        3,232,075
                                                                    ---------------
Natural Gas 0.6%
ENSERCH Corp.+++                                         85,500         1,784,812
Tenneco Inc.                                             21,500         1,077,688
                                                                    ---------------
                                                                        2,862,500
                                                                    ---------------
Telephone 1.9%
Airtouch Communications Inc.*                           110,700         3,058,087
Allen Group Inc.                                         33,400           617,900
BCE Inc.                                                 30,000         1,282,500
Celcaribe SA+                                           297,558           490,971
Clearnet Communications Inc. Wts.                         2,640            17,160
Geotek Communications Inc.*                              51,100           427,963
Intelcom Group, Inc. Wts.*++                              1,650            25,575
Netcom Systems AB                                       164,800         1,852,747
Tel-Save Holdings Inc.*                                  33,000           948,750
Trescom International Inc.*                              54,700           711,100
                                                                    ---------------
                                                                        9,432,753
                                                                    ---------------
Total Utility                                                          15,527,328
                                                                    ---------------
Total Equity Securities (Cost $223,977,685)                           263,108,148
                                                                    ---------------
EQUITY SECURITIES--INFLATION RESPONSIVE INVESTMENTS 13.0%
Basic Industries 2.4%
Chemical 0.3%
Agrium Inc.*                                            100,000         1,357,812
                                                                    ---------------
Metal & Mining 1.9%
Aber Resources Ltd.*                                     50,000           856,250
AUR Resources Inc.*                                      50,000           267,969
Campbell Resources Inc.                                 250,000           250,000
Carpenter Technology Corp.                               20,000           700,000
Coeur d'Alene Mines Corp.                                70,000         1,146,250
Crown Resources Corp.*                                  125,000           718,750
Cyprus Amax Minerals Co.                                 25,000           537,500
De Beers Consolidated Mines Ltd. ADR                     19,600           607,600
Dia Met Minerals Ltd. Cl. B*                             20,000           313,854
Freeport-McMoRan Copper & Gold, Inc.*                    20,000           625,000
Kinross Gold Corp.*                                      60,000           405,000
Maxxam Inc.*                                             25,000         1,106,250
Royal Oak Mines Inc.*                                   100,000           393,750
Santa Fe Pacific Gold Corp.*                             10,000           125,000
Southernera Resources Ltd.*                             100,000           697,452
Metal & Mining (cont'd)
TVX Gold Inc.*                                           60,000      $    405,000
Western Garnet Ltd.                                     100,000           422,142
                                                                    ---------------
                                                                        9,577,767
                                                                    ---------------
Railroad 0.2%
OMI Corp.                                               132,500           944,063
                                                                    ---------------
Total Basic Industries                                                 11,879,642
                                                                    ---------------
Consumer Staple 0.3%
Business Service 0.3%
Commodore Applied Technologies, Inc.                    150,000           993,750
Commodore Applied Technologies, Inc. Wts.*              150,000           262,500
                                                                    ---------------
                                                                        1,256,250
                                                                    ---------------
Total Consumer Staple                                                   1,256,250
                                                                    ---------------
Energy 8.9%
Oil 6.0%
Abacan Resource Corp.*@                                 332,400         2,285,250
Apache Corp.                                             37,500         1,115,625
Barrington Petroleum Ltd.                                91,400           342,222
Basin Exploration Inc.*                                  65,000           455,000
Canadian 88 Energy Corp.                                 16,600            68,857
Canadian Conquest Exploration Inc.                      173,600           267,646
Clayton Williams Energy Inc.                             41,498           420,167
Coho Energy Inc.*                                       139,300           992,512
Crystal Oil Co.*                                         10,000           360,000
CS Resources Ltd.*                                      100,000           759,856
Global Natural Resources Inc.*@                         162,600         2,825,175
Intensity Resources Ltd.*                               161,300           219,077
Mercantile International Inc.                            85,600           224,272
Morgan Hydrocarbons Inc.*                               198,100           676,283
Morrison Middlefield Ltd.*                               43,800           530,578
Nuevo Energy Co.*@                                       93,100         3,782,187
Oil Search Ltd.                                       1,598,100         1,986,239
Optima Petroleum Corp.*                                  43,100           142,769
Plains Resources Inc.*@                                 126,200         1,751,025
Ranger Oil Ltd.*@                                       428,200         3,211,500
Southwestern Energy Co.                                  58,600           871,675
Stampeder Exploration Ltd.                              119,100           485,284
Summit Resources Ltd.                                    50,000           190,882
Tarragon Oil & Gas Ltd.                                 116,357         1,114,792
Tom Brown, Inc.*                                         89,800         1,694,975
Triton Energy Ltd.                                       45,600         2,040,600
Ulster Petroleum Ltd.                                    89,000           588,063
                                                                    ---------------
                                                                       29,402,511
                                                                    ---------------

The accompanying notes are an integral part of the financial statements.

                                      9

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       Value
                                                       Shares        (Note 1)
-------------------------------------------------- -------------  ---------------
Oil Service 2.9%
Atwood Oceanics Inc.*@                                39,100      $ 1,720,400
Dailey Petroleum Services Corp.*                      34,200          299,250
Dreco Energy Services Ltd. Cl. A@                     53,700        1,308,937
Energy Ventures Inc.*                                 34,300        1,389,150
Ensco International Inc.*                             46,187        1,501,077
Global Industries Inc.*                               80,800        1,282,700
J. Ray McDermott SA                                   21,600          629,100
Marine Drilling Companies, Inc.                       19,900          191,538
Nabors Industries Inc.*                               23,600          321,550
Newpark Resources, Inc.*                              20,000          727,500
Noble Drilling Corp.*                                 83,200        1,258,400
Patterson Energy, Inc.                                 8,584          150,220
Pool Energy Services Co.                              87,300        1,102,163
Rowan Companies, Inc.*                                62,100        1,156,612
TMBR/Sharp Drilling, Inc.                             20,500          228,063
Tuboscope Vetco International Corp.*                  40,000          625,000
                                                                 ---------------
                                                                   13,891,660
                                                                 ---------------
Total Energy                                                       43,294,171
                                                                 ---------------
Utility 1.4%
Natural Gas 1.4%
KCS Energy, Inc.@                                     73,300        2,611,312
Louis Dreyfus Natural Gas Corp.*                      42,400          625,400
Seagull Energy Corp.                                  33,300          653,512
TransTexas Gas Corp.*@                               265,300        3,050,950
                                                                 ---------------
                                                                    6,941,174
                                                                 ---------------
Total Utility                                                       6,941,174
                                                                 ---------------
Total Equity Securities--Inflation Responsive Investments
  (Cost $46,356,750)                                               63,371,237
                                                                 ---------------

                                     Principal      Maturity         Value
                                       Amount         Date          (Note 1)
 --------------------------------- -------------- -------------  ---------------
CASH EQUIVALENTS 9.1%
American Express Credit Corp.,
  5.00%                             $10,663,000    10/02/1996     $ 10,663,000
Commercial Credit Co., 5.35%          6,000,000    10/03/1996        6,000,000
Ford Motor Credit Co., 5.28%          5,969,000    10/07/1996        5,969,000
Ford Motor Credit Co., 5.22%          9,255,000    10/08/1996        9,255,000
General Electric Capital Corp.,
  5.25%                               3,392,000    10/02/1996        3,392,000
Norwest Financial Inc., 5.41%         9,192,000    10/02/1996        9,192,000
                                                                 ---------------
Total Cash Equivalents (Cost $44,471,000)                           44,471,000
                                                                 ---------------
Total Investments (Cost $430,898,219)--99.7%                       488,022,352
Cash and Other Assets, Less Liabilities--0.3%                        1,624,072
                                                                 ---------------
Net Assets--100.0%                                                $489,646,424
                                                                 ===============
Federal Income Tax Information:
At September 30, 1996, the net unrealized appreciation of
  investments based on cost for Federal income tax purposes of
  $431,183,516 was as follows:
Aggregate gross unrealized appreciation for all investments in
  which there is an excess of value over tax cost                 $ 66,167,143
Aggregate gross unrealized depreciation for all investments in
  which there is an excess of tax cost over value                   (9,328,307)
                                                                 ---------------
                                                                  $ 56,838,836
                                                                 ===============


           ADR stands for American Depositary Receipt, representing ownership of foreign securities.
*          Nonincome-producing securities.


[diamond]  Payments of income may be made in cash or in the form of additional securities.

[box]      Security is in default.


+++ Security valued under consistently applied procedures established by the Trustees. Security restricted as to public resale. The total cost and market value of restricted securities owned at September 30, 1996 were $250,257 and $504,860 (0.10% of net assets), respectively.



+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified institutional buyers. The total cost and market value of Rule 144A securities owned at September 30, 1996 were $4,525,146 and $5,112,228 (1.04% of net assets), respectively.


++ 15,000 shares of Aluminum Company of America, 22,500 shares of Cambrex Corp., 23,000 shares of ENSERCH Corp. and 30,000 shares of Oryx Energy Co. are considered by the Adviser to be part of Inflation Responsive Investments.

@ 1,900 shares of Abacan Resource Corp., 3,400 shares of Atwood Oceanics, Inc., 17,600 shares of Dreco Energy Services Ltd., 23,100 shares of Global Natural Resources, Inc., 10,200 shares of KCS Energy, Inc., 20,700 shares of Nuevo Energy Co., 16,400 shares of Plains Resources, Inc., 51,900 shares of Ranger Oil Ltd. and 55,600 shares of TransTexas Gas Corp. are considered by the Adviser to be part of Equity Securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------
Investment Portfolio (cont'd)
--------------------------------------------------------------------------------


Forward currency exchange contracts outstanding at September 30, 1996, are as follows:

                                                                                          Unrealized
                                                                            Contract     Appreciation    Delivery
                                                         Total Value         Price      (Depreciation)     Date
--------------------------------------------------  ---------------------------------- ---------------  -----------
Sell Australian dollars, buy U.S. dollars                561,900  AUD      .78715 AUD      $ (2,069)     10/24/96
Sell Australian dollars, buy U.S. dollars              1,141,000  AUD      .78700 AUD        (4,373)     10/24/96
Sell Australian dollars, buy U.S. dollars              3,932,000  AUD      .77450 AUD       (62,195)     11/14/96
Sell Australian dollars, buy U.S. dollars                565,000  AUD      .77425 AUD        (9,078)     11/14/96
Sell U.S. dollars, buy Australian dollars                132,683  AUD      .78690 AUD           629      10/01/96
Sell U.S. dollars, buy Australian dollars                 72,042  AUD      .79160 AUD             3      10/02/96
Sell U.S. dollars, buy Australian dollars                585,578  AUD      .79350 AUD        (1,089)     10/03/96
Sell Canadian dollars, buy U.S. dollars                1,632,000  CAD      .73153 CAD        (6,512)     11/14/96
Sell Canadian dollars, buy U.S. dollars                1,580,000  CAD      .73100 CAD        (7,149)     11/14/96
Sell Danish krone, buy U.S. dollars                    3,032,200  DKK      .17464 DKK        11,340      10/24/96
Sell Danish krone, buy U.S. dollars                   21,932,000  DKK      .17578 DKK       103,277      11/14/96
Sell European currency units, buy U.S. dollars         1,709,000  XEU     1.27480 XEU        41,827      11/14/96
                                                                                       ---------------
                                                                                           $ 64,611
                                                                                       ===============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
September 30, 1996 (Unaudited)

Assets
Investments, at value (Cost $430,898,219) (Note 1)            $488,022,352
Cash                                                                15,491
Receivable for securities sold                                   3,087,160
Interest and dividends receivable                                2,277,192
Receivable for fund shares sold                                    465,763
Receivable for open forward contracts                              157,076
Receivable from Distributor (Note 3)                                49,791
Other assets                                                        76,201
                                                           ---------------
                                                               494,151,026
Liabilities
Payable for securities purchased                                 3,056,913
Accrued management fee (Note 2)                                    293,684
Accrued transfer agent and shareholder services (Note 2)           260,851
Accrued distribution and service fees (Note 5)                     235,898
Payable for fund shares purchased                                  184,612
Payable for open forward contracts                                  92,465
Dividends payable                                                   90,749
Accrued trustees' fees (Note 2)                                     11,573
Other accrued expenses                                             277,857
                                                           ---------------
                                                                 4,504,602
                                                           ---------------
Net Assets                                                    $489,646,424
                                                           ===============
Net Assets consist of:
Undistributed net investment income                           $  3,781,513
Unrealized appreciation of investments                          57,124,133
Unrealized appreciation of forward contracts and foreign
  currency                                                          61,912
Accumulated net realized gain                                   22,645,515
Shares of beneficial interest                                  406,033,351
                                                           ---------------
                                                              $489,646,424
                                                           ===============
Net Asset Value and redemption price per share of Class A
  shares ($229,204,390 / 21,467,443 shares of beneficial
  interest)                                                         $10.68
                                                           ===============
Maximum Offering Price per share of Class A shares
  ($10.68 / .955)                                                   $11.18
                                                           ===============
Net Asset Value and offering price per share of Class B
  shares ($222,881,412 / 20,949,920 shares of beneficial
  interest)*                                                        $10.64
                                                           ===============
Net Asset Value, offering price and redemption price per
  share of Class C shares ($22,380,407 / 2,096,290 shares
  of beneficial interest)                                           $10.68
                                                           ===============
Net Asset Value and offering price per share of Class D
  shares ($15,180,215 / 1,425,072 shares of beneficial
  interest)*                                                        $10.65
                                                           ===============

   * Redemption price per share for Class B and Class D is equal to net asset value less any applicable contingent deferred sales charge.


--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
For the six months ended September 30, 1996 (Unaudited)

Investment Income
Interest, net of foreign taxes of $1,694                   $ 5,857,579
Dividends, net of foreign taxes of $116,196                  2,115,540
                                                          -------------
                                                             7,973,119
Expenses
Management fee (Note 2)                                      1,716,398
Transfer agent and shareholder services (Note 2)               486,737
Custodian fee                                                  184,866
Reports to shareholders                                         97,651
Service fee-Class A (Note 5)                                   270,743
Distribution and service fees-Class B (Note 5)               1,031,879
Distribution and service fees-Class D (Note 5)                  69,586
Registration fees                                               32,211
Audit fee                                                       28,348
Trustees' fees (Note 2)                                         17,387
Miscellaneous                                                   19,107
                                                          -------------
                                                             3,954,913
Expenses borne by the Distributor (Note 3)                    (294,176)
                                                          -------------
                                                             3,660,737
                                                          -------------
Net investment income                                        4,312,382
                                                          -------------
Realized and Unrealized Gain (Loss) on Investments,
  Foreign Currency and Forward Contracts
Net realized gain on investments (Notes 1 and 4)            22,603,831
Net realized gain on forward contracts and foreign
  currency (Note 1)                                            666,293
                                                          -------------
  Total net realized gain                                   23,270,124
                                                          -------------
Net unrealized appreciation of investments                   7,285,313
Net unrealized depreciation of forward contracts and
  foreign currency                                            (145,754)
                                                          -------------
  Total net unrealized appreciation                          7,139,559
                                                          -------------
Net gain on investments, foreign currency and forward
  contracts                                                 30,409,683
                                                          -------------
Net increase in net assets resulting from operations       $34,722,065
                                                          =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS

-------------------------------------------------------------------------------
Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                             Six months ended
                            September 30, 1996    Year ended
                               (Unaudited)      March 31, 1996
--------------------------  ------------------  ----------------
Increase (Decrease) in Net Assets
Operations:
Net investment income          $  4,312,382      $  8,195,807
Net realized gain on
  investments, foreign
  currency and forward
  contracts*                     23,270,124        33,933,659
Net unrealized
  appreciation
  of investments, foreign
  currency and forward
  contracts                       7,139,559        38,037,693
                            ------------------  ----------------
Net increase resulting
  from operations                34,722,065        80,167,159
                            ------------------  ----------------
Dividends from net investment
  income:
 Class A                         (2,109,240)       (5,148,650)
 Class B                         (1,285,500)       (3,355,386)
 Class C                           (234,408)         (819,460)
 Class D                            (86,888)         (240,897)
                            ------------------  ----------------
                                 (3,716,036)       (9,564,393)
                            ------------------  ----------------
Distributions from net realized
  gains:
 Class A                         (6,449,746)       (3,056,467)
 Class B                         (6,109,961)       (2,771,674)
 Class C                           (615,592)         (490,395)
 Class D                           (412,622)         (194,112)
                            ------------------  ----------------
                                (13,587,921)       (6,512,648)
                            ------------------  ----------------
Net increase (decrease)
  from fund share
  transactions (Note 6)          38,633,873        (2,678,848)
                            ------------------  ----------------
Total increase in net
  assets                         56,051,981        61,411,270
Net Assets
Beginning of period             433,594,443       372,183,173
                            ------------------  ----------------
End of period (including
  undistributed net
  investment income of
  $3,781,513 and
  $3,185,167,
  respectively)                $489,646,424      $433,594,443
                            ==================  ================
*Net realized gain for
  Federal income tax
  purposes (Note 1)            $ 22,379,315      $ 20,102,035
                            ==================  ================

-------------------------------------------------------------------------------
Notes to Unaudited Financial Statements
-------------------------------------------------------------------------------
September 30, 1996

Note 1


State Street Research Managed Assets (the "Fund"), is a series of State Street Research Income Trust (the "Trust"), which was organized as a Massachusetts business trust in December, 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in December, 1988. The Trust consists presently of two separate funds: State Street Research Managed Assets and State Street Research High Income Fund.


The investment objective of the Fund is to seek a high total return while attempting to limit investment risk and preserve capital. To achieve its investment objective, the Fund intends to allocate assets among selected investments in the following sectors: Fixed Income Securities, Equity Securities, Inflation Responsive Investments and Cash & Cash Equivalents. Total return may include current income as well as capital appreciation. The Fund's investment manager believes that the timely re-allocation of assets can enhance performance and reduce portfolio volatility.

The Fund offers four classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are only offered to certain employee benefit plans and large institutions. No sales charge is imposed at the time of purchase or redemption of Class C shares. Class C shares do not pay any distribution or service fees. Class D shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class D shares also pay annual distribution and service fees of 1.00%. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Investment Valuation


Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes


The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees.


B. Forward Contracts and Foreign Currencies
The fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

   Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.


D. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. Certain fixed income securities held by the Fund pay interest or dividends in the form of additional securities (payment-in-kind securities). Interest income on payment-in-kind fixed income securities is recorded using the effective-interest method. Dividend income on payment-in-kind preferred securities is recorded at the market value of securities received. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated between both funds in the Trust.


E. Dividends
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions, paydown gains and losses and wash sale deferrals.

F. Federal Income Taxes
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

G. Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Note 2

The Trust and State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended September 30, 1996, the fees pursuant to such agreement amounted to $1,716,398.

State Street Research Shareholder Services, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the Fund may be purchased. During the six months ended September 30, 1996, the amount of such expenses was $135,566.

   The fees of the Trustees not currently affiliated with the Adviser amounted to $17,387 during the six months ended September 30, 1996.
Note 3

   The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended September 30, 1996, the

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------
Notes (cont'd)
--------------------------------------------------------------------------------


amount of such expenses assumed by the Distributor and its affiliates was $294,176.

Note 4

For the six months ended September 30, 1996, purchases and sales of securities, exclusive of short-term obligations and forward foreign currency exchange contracts, aggregated $254,495,909 and $244,427,303 (including $33,885,813 and $22,428,380 of U.S. Government obligations), respectively.

Note 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class D shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class D shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended September 30, 1996, fees pursuant to such plan amounted to $270,743, $1,031,879 and $69,586 for Class A, Class B and Class D shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $76,859 and $497,773, respectively, on sales of Class A shares of the Fund during the six months ended September 30, 1996, and that MetLife Securities, Inc. earned commissions aggregating $856,703 on sales of Class B shares, and the Distributor collected contingent deferred sales charges aggregating $193,481 and $311 on redemptions of Class B and Class D shares, respectively, during the same period.

Note 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

At September 30, 1996 the Distributor owned one Class A share of the Fund.

Share transactions were as follows:

                                                   Six months ended
                                                  September 30, 1996                 Year ended
                                                     (Unaudited)                   March 31, 1996
                                            ------------------------------ -------------------------------
Class A                                         Shares          Amount         Shares          Amount
 ------------------------------------------ --------------  --------------  -------------- ---------------
Shares sold                                    2,193,741     $ 22,696,392     3,142,066     $ 30,625,584
Issued upon reinvestment of:
 Dividends from net investment income            198,319        2,083,721       505,011        4,934,090
 Distributions from net realized gains           597,305        6,223,914       307,042        2,969,095
Shares repurchased                            (1,713,728)     (17,740,559)   (4,460,168)     (43,019,460)
                                            --------------  --------------  -------------- ---------------
Net increase (decrease)                        1,275,637     $ 13,263,468      (506,049)    $ (4,490,691)
                                            ==============  ==============  ============== ===============
Class B                                         Shares          Amount         Shares          Amount
 ------------------------------------------ --------------  --------------  -------------- ---------------
Shares sold                                    2,789,614     $ 28,771,295     3,862,169     $ 37,612,607
Issued upon reinvestment of:
 Dividends from net investment income            122,312        1,285,500       332,475        3,235,190
 Distributions from net realized gains           571,581        5,928,102       281,171        2,710,479
Shares repurchased                            (1,380,432)     (14,241,223)   (3,052,294)     (29,408,533)
                                            --------------  --------------  -------------- ---------------
Net increase                                   2,103,075     $ 21,743,674     1,423,521     $ 14,149,743
                                            ==============  ==============  ============== ===============
Class C                                         Shares          Amount         Shares          Amount
 ------------------------------------------ --------------  --------------  -------------- ---------------
Shares sold                                      355,106     $  3,682,955     1,072,850     $ 10,385,513
Issued upon reinvestment of:
 Dividends from net investment income             22,082          232,090        84,178          819,983
 Distributions from net realized gains            59,077          615,592        50,697          489,441
Shares repurchased                              (240,076)      (2,484,883)   (2,251,394)     (22,256,352)
                                            --------------  --------------  -------------- ---------------
Net increase (decrease)                          196,189     $  2,045,754    (1,043,669)    $(10,561,415)
                                            ==============  ==============  ============== ===============
Class D                                         Shares          Amount         Shares          Amount
 ------------------------------------------ --------------  --------------  -------------- ---------------
Shares sold                                      264,194     $  2,715,354       252,653     $  2,474,692
Issued upon reinvestment of:
 Dividends from net investment income              8,267           86,888        22,570          219,580
 Distributions from net realized gains            37,563          389,960        18,905          182,432
Shares repurchased                              (157,038)      (1,611,225)     (482,326)      (4,653,189)
                                            --------------  --------------  -------------- ---------------
Net increase (decrease)                          152,986     $  1,580,977      (188,198)    $ (1,776,485)
                                            ==============  ==============  ============== ===============

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


For a share outstanding throughout each period:

                                                       Class A
                       -----------------------------------------------------------------------
                       Six months
                          ended
                        September                   Year ended March 31
                        30, 1996   -----------------------------------------------------------
                    (Unaudited)***   1996***      1995        1994        1993         1992
 --------------------- ----------- ----------- ----------- ----------- ----------- -----------
Net asset value,
  beginning of period   $10.29      $ 8.76       $8.94      $8.94       $8.22         $7.61
Net investment
  income*                 0.12        0.23        0.27       0.22        0.27          0.37
Net realized and
  unrealized gain
  (loss) on
  investments, forward
  contracts and
  foreign currency        0.69        1.72       (0.14)      0.72        1.01          0.62
Dividends from net
  investment income      (0.10)      (0.26)      (0.17)     (0.22)      (0.25)        (0.38)
Distributions from
  net realized gains     (0.32)      (0.16)      (0.14)     (0.72)      (0.31)          --
                       ----------- ----------- ----------- ----------- ----------- -----------
Net asset value, end
  of period             $10.68      $10.29       $8.76      $8.94       $8.94         $8.22
                       =========== =========== =========== =========== =========== ===========
Total return              7.99%+++   22.55%+      1.52%+    10.96%+     16.54%+       13.29%+
Net assets at end of
  period (000s)       $229,204    $207,713    $181,358   $166,011     $93,537       $78,483
Ratio of operating
  expenses to average
  net assets*             1.25%++     1.25%       1.25%      1.25%       1.25%         1.25%
Ratio of net
  investment income to
  average net assets*     2.23%++     2.34%       3.11%      2.75%       3.26%         4.60%
Portfolio turnover
  rate                   58.63%     109.20%      89.58%    105.17%     142.86%        97.76%
Average commission
  rate@                 $.0171         --         --          --          --            --
*Reflects voluntary
 assumption of fees
 or expenses per
 share in each period
 (Note 3)                $0.01       $0.02       $0.03      $0.02       $0.02         $0.02

                                            Class B
                        -------------------------------------------------
                         Six months
                           ended
                         September             Year ended March 31
                          30, 1996   -----------------------------------
                        (Unaudited)***  1996***       1995         1994**
 ---------------------  ----------- -----------  -----------  -----------
Net asset value,
  beginning of period     $10.25       $ 8.74       $8.92        $8.78
Net investment
  income*                   0.08         0.15        0.20         0.16
Net realized and
  unrealized gain
  (loss) on
  investments, forward
  contracts and
  foreign currency          0.69         1.71       (0.13)        0.39
Dividends from net
  investment income        (0.06)       (0.19)      (0.11)       (0.18)
Distributions from
  net realized gains       (0.32)       (0.16)      (0.14)       (0.23)
                        ----------- -----------  -----------  -----------
Net asset value, end
  of period               $10.64       $10.25       $8.74        $8.92
                        ===========  ==========  ===========  ===========
Total return                7.64%+++    21.48%+      0.82%+       6.26%+++
Net assets at end of
  period (000s)         $222,881     $193,272    $152,251      $83,244
Ratio of operating
  expenses to average
  net assets*               2.00%++      2.00%       2.00%        2.00%++
Ratio of net
  investment income to
  average net assets*       1.48%++      1.59%       2.38%        2.03%++
Portfolio turnover
  rate                     58.63%      109.20%      89.58%      105.17%
Average commission
  rate@                   $.0171        --           --          --
*Reflects voluntary
 assumption of fees
 or expenses per
 share in each period
 (Note 3)                  $0.01        $0.02       $0.03        $0.03


++Annualized

**June 1, 1993 (commencement of share class designations) to March 31, 1994.

***Per share figures have been calculated using the average shares method.


+Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.


+++Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.


@For fiscal years beginning on or after April 1, 1996, the Fund is required to disclose its average commission rate per share paid for security trades.

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------
Financial Highlights (cont'd)
--------------------------------------------------------------------------------

                                                             Class C
                                  --------------------------------------------------------------
                                   Six months
                                      ended
                                  September 30,
                                      1996                     Year ended March 31
                                                 -----------------------------------------------
                                 (Unaudited)***      1996***          1995           1994**
-------------------------------- --------------- --------------- --------------- ---------------
Net asset value, beginning of
  period                             $10.29            $8.77           $8.95           $8.78
Net investment income*                 0.13             0.25            0.29            0.21
Net realized and unrealized gain
  (loss) on investments, forward
  contracts and foreign currency       0.69             1.71           (0.14)           0.43
Dividends from net investment
  income                              (0.11)           (0.28)          (0.19)          (0.24)
Distributions from net realized
  gains                               (0.32)           (0.16)          (0.14)          (0.23)
                                 --------------- --------------- --------------- ---------------
Net asset value, end of period       $10.68           $10.29           $8.77           $8.95
                                 =============== =============== =============== ===============
Total return                           8.12%+++        22.70%+          1.77%+          7.27%+++
Net assets at end of period
  (000s)                            $22,380          $19,548         $25,803         $21,434
Ratio of operating expenses to
  average net assets*                  1.00%++          1.00%           1.00%           1.00%++
Ratio of net investment income
  to average net assets*               2.48%++          2.59%           3.37%           3.03%++
Portfolio turnover rate               58.63%          109.20%          89.58%         105.17%
Average commission rate@             $.0171            --               --              --
*Reflects voluntary assumption
 of fees or expenses per share
 in each period (Note 3)              $0.01            $0.02           $0.03           $0.02

                                                             Class D
                                  --------------------------------------------------------------
                                   Six months
                                      ended
                                  September 30,
                                      1996                     Year ended March 31
                                                 -----------------------------------------------
                                 (Unaudited)***      1996***          1995           1994**
-------------------------------- --------------- --------------- --------------- ---------------
Net asset value, beginning of
  period                             $ 10.27         $  8.75         $  8.93         $  8.78
Net investment income*                  0.08            0.15            0.20            0.16
Net realized and unrealized gain
  (loss) on investments, forward
  contracts and foreign currency        0.68            1.72           (0.13)           0.40
Dividends from net investment
  income                               (0.06)          (0.19)          (0.11)          (0.18)
Distributions from net realized
  gains                                (0.32)          (0.16)          (0.14)          (0.23)
                                 --------------- --------------- --------------- ---------------
Net asset value, end of period       $ 10.65         $ 10.27         $  8.75         $  8.93
                                 =============== =============== =============== ===============
Total return                            7.53%+++       21.54%+          0.82%+          6.31%+++
Net assets at end of period
  (000s)                             $15,180         $13,061         $12,772         $ 7,117
Ratio of operating expenses to
  average net assets*                   2.00%++         2.00%           2.00%           2.00%++
Ratio of net investment income
  to average net assets*                1.48%++         1.60%           2.39%           2.03%++
Portfolio turnover rate                58.63%         109.20%          89.58%         105.17%
Average commission rate@             $ .0171            --              --              --
*Reflects voluntary assumption
 of fees or expenses per share
 in each period (Note 3)             $  0.01         $  0.02         $  0.03         $  0.03


++Annualized


**June 1, 1993 (commencement of share class designations) to March 31, 1994.

***Per share figures have been calculated using the average shares method.


+Total return figures do not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.


+++Represents aggregate return for the period without annualization and does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.


@For fiscal years beginning on or after April 1, 1996, the Fund is required to disclose its average commission rate per share paid for security trades.

STATE STREET RESEARCH MANAGED ASSETS

--------------------------------------------------------------------------------
Report on Special Meeting of Shareholders
--------------------------------------------------------------------------------



A Special Meeting of Shareholders of State Street Research Managed Assets ("Fund"), along with shareholders of other series of State Street Research Income Trust ("Meeting"), was convened on July 19, 1996. The results of the Meeting are set forth below.


                                                       Votes (millions of
                                                            shares)
                                                       ------------------
                                                        For    Withheld
                                                       ------ -----------
1. The following persons were elected as Trustees:
 Thomas L. Phillips                                    97.9       2.6
 Toby Rosenblatt                                       98.2       2.3
 Ralph F. Verni                                        98.0       2.5

                                                                                                          Votes (millions of shares)
                                                                                                          --------------------------
Proposal                                                                                                      For  Against Abstain
                                                                                                              ---- ------- -------
2. The Fund's following investment policies were reclassified from fundamental to nonfundamental:
   a. The policy regarding investments in securities of companies with less than three (3) years' continuous
      operation                                                                                                19.9   1.3      1.8
   b. The policy regarding investments in illiquid securities.                                                 19.7   1.4      1.9
3. The Fund's fundamental policy regarding investments in commodities and commodity contracts was amended.     19.6   1.4      1.9
5. The Fund's fundamental policies regarding diversification of investments were amended                       20.1   1.1      1.8
6. The Fund's fundamental policy regarding industry concentration was amended.                                 19.8   1.2      2.0
8. The Master Trust Agreement was amended to permit the Trustees to reorganize, merge or liquidate a fund
   without prior shareholder approval.                                                                         83.0   9.8      7.6
9. The Master Trust Agreement was amended to eliminate specified time permitted between the record date
   and any shareholders meeting.                                                                               86.2   6.3      8.0

State Street Research Managed Assets

Fund Information, Officers and Trustees of State Street Research Income Trust

Fund Information

State Street Research
Managed Assets
One Financial Center
Boston, MA 02111

Investment Adviser
State Street Research &
Management Company
One Financial Center
Boston, MA 02111

Distributor
State Street Research
Investment Services, Inc.
One Financial Center
Boston, MA 02111

Shareholder Services
State Street Research
Shareholder Services
P.O. Box 8408
Boston, MA 02266-8408
1-800-562-0032

Custodian
State Street Bank and
Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, MA 02109

Officers

Ralph F. Verni
Chairman of the Board,
President and
Chief Executive Officer

Bartlett R. Geer
Vice President
John H. Kallis
Vice President

Michael R. Yogg
Vice President

Gerard P. Maus
Treasurer

Joseph W. Canavan
Assistant Treasurer

Douglas A. Romich
Assistant Treasurer

Francis J. McNamara, III
Secretary and General Counsel

Darman A. Wing
Assistant Secretary and
Assistant General Counsel

Amy L. Simmons
Assistant Secretary

Trustees

Ralph F. Verni
Chairman of the Board,
President, Chief Executive
Officer and Director,
State Street Research &
Management Company

Edward M. Lamont
Formerly in banking (Morgan
Guaranty Trust Company of
New York); presently engaged
in private investments and
civic affairs

Robert A. Lawrence
Partner, Saltonstall & Co.

Dean O. Morton
Retired; formerly Executive
Vice President, Chief
Operating Officer and Director,
Hewlett-Packard Company


Thomas L. Phillips
Retired; formerly Chairman of the
Board and Chief Executive
Officer, Raytheon Company


Toby Rosenblatt
President,
The Glen Ellen Company
Vice President,
Founders Investments Ltd.

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

Jeptha H. Wade
Retired; formerly Of Counsel,
Choate, Hall & Stewart

State Street Research Managed Assets
One Financial Center
Boston, MA 02111


Bulk Rate
U.S. Postage
PAID
Brockton, MA
Permit No. 600













Questions? Comments?
Call us at 1-800-562-0032,
or write us at:
         State Street Research
         Shareholder Services
         P.O. Box 8408
         Boston, MA 02266-8408

[State Street Research Logo]


This report is prepared for the general information of current shareholders only. It is not authorized for use as sales material with prospective investors.


The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: 3502-961121(1297)SSR-LD Cover Illustration by Dorothy Cullinan MA-273D-1196